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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05309

First American Investment Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   September 30

Date of reporting period:  March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

2005 Semiannual Report INDEX FUNDS

First American Index Funds

An index fund is a mutual fund that seeks to mirror, as closely as possible, the returns of a market index. It does so by purchasing almost all of the holdings in the index in roughly the same percentages. An equity index measures the collective value of a group of stocks in a specific segment of the marketplace. The most commonly known market index is the S&P 500 Index.

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You’ll also find college and retirement planning tools and general investor education.

Online features and functionality include:

•                                          The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

•                                          The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

TABLE OF CONTENTS

Schedule of Investments
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Notice to Shareholders

Equity Index fund

Expense Example

As a shareholder of the Equity Index Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,066.20	$3.19
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.84	$3.13
Class B Actual	$1,000.00	$1,062.00	$7.04
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.89
Class C Actual	$1,000.00	$1,062.10	$7.04
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.89
Class R Actual	$1,000.00	$1,064.90	$4.48
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	$4.38
Class Y Actual	$1,000.00	$1,067.50	$1.91
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$1.87

Top 10 Companies as of March 31, 2005[2] (% of net assets)
Exxon Mobil	3.5%
General Electric	3.5%
Microsoft	2.2%
Citigroup	2.1%
Johnson & Johnson	1.8%
Pfizer	1.8%
Bank of America	1.7%
Wal-Mart Stores	1.6%
IBM	1.4%
Intel	1.3%

Sector Allocation as of March 31, 2005[2] (% of net assets)
Fund
Financials	19.6%
Information Technology	15.5%
Health Care	12.8%
Industrials	11.8%
Consumer Discretionary	11.0%
Consumer Staples	10.2%
Energy	8.7%
Materials	3.2%
Telecommunication Services	3.1%
Utilities	3.1%

1Expenses are equal to the fund's annualized expense ratio of 0.62%, 1.37%, 1.37%, 0.87% and 0.37% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Mid Cap Index fund

Expense Example

As a shareholder of the Mid Cap Index Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,112.90	$3.95
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class B Actual	$1,000.00	$1,108.50	$7.89
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54
Class C Actual	$1,000.00	$1,109.10	$7.89
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54
Class R Actual	$1,000.00	$1,111.30	$5.26
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04
Class Y Actual	$1,000.00	$1,115.10	$2.64
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52

Top 10 Companies as of March 31, 2005[2] (% of net assets)
Murphy Oil	0.8%
D.R. Horton	0.8%
Legg Mason	0.8%
Lennar	0.8%
Weatherford International	0.7%
Coventry Health Care	0.7%
Patterson Companies	0.6%
Smith International	0.6%
Whole Foods Market	0.6%
Pioneer Natural Resources	0.6%

Sector Allocation as of March 31, 2005[2] (% of net assets)
Fund
Consumer Discretionary	18.0%
Financials	16.2%
Information Technology	13.2%
Industrials	12.1%
Health Care	11.1%
Energy	7.1%
Utilities	6.7%
Materials	5.1%
Consumer Staples	4.3%
Telecommunication Services	0.5%

1Expenses are equal to the fund's annualized expense ratio of 0.75%, 1.50%, 1.50%, 1.00% and 0.50% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Index fund

Expense Example

As a shareholder of the Small Cap Index Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,078.30	$4.82
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.68
Class B Actual	$1,000.00	$1,071.00	$8.67
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.55	$8.45
Class C Actual	$1,000.00	$1,071.20	$8.68
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.55	$8.45
Class R Actual	$1,000.00	$1,073.10	$6.10
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94
Class Y Actual	$1,000.00	$1,075.60	$3.52
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	$3.43

Top 10 Companies as of March 31, 2005[2] (% of net assets)
Plains Exploration & Production	0.3%
Joy Global	0.3%
CMS Energy	0.2%
Crown Holdings	0.2%
Tesoro Petroleum	0.2%
Energen	0.2%
Boyd Gaming	0.2%
Allegheny Technologies	0.2%
Terex	0.2%
Laidlaw International	0.2%

Sector Allocation as of March 31, 2005[2] (% of net assets)
Fund
Financials	21.4%
Information Technology	16.3%
Consumer Discretionary	15.1%
Industrials	14.5%
Health Care	11.6%
Energy	6.6%
Materials	6.5%
Utilities	3.5%
Consumer Staples	2.9%
Telecommunication Services	1.1%

1Expenses are equal to the fund's annualized expense ratio of 0.93%, 1.68%, 1.68%, 1.18% and 0.68% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Equity Index Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 99.0%
Consumer Discretionary – 11.0%
AutoNation* (a)	46,040	$872
Autozone*	13,884	1,190
Bed Bath & Beyond*	60,813	2,222
Best Buy (a)	62,523	3,377
Big Lots* (a)	23,598	284
Black & Decker (a)	16,069	1,269
Brunswick	19,043	892
Carnival (a)	107,593	5,574
Centex (a)	24,964	1,430
Circuit City Stores	42,225	678
Clear Channel Communications	112,555	3,880
Coach*	37,438	2,120
Comcast, Cl A* (a)	456,185	15,410
Cooper Tire & Rubber (a)	14,969	275
Dana (a)	30,046	384
Darden Restaurants (a)	32,819	1,007
Delphi	113,283	508
Dillards, Cl A	14,452	389
Dollar General	68,535	1,502
Dow Jones & Company (a)	14,432	539
Eastman Kodak (a)	57,931	1,886
Family Dollar Stores (a)	34,048	1,034
Federated Department Stores (a)	34,565	2,200
Ford Motor (a)	374,536	4,243
Fortune Brands (a)	29,365	2,368
Gannett (a)	52,764	4,173
Gap	150,751	3,292
General Motors (a)	114,540	3,366
Genuine Parts	35,378	1,539
Goodyear Tire & Rubber* (a)	35,443	473
Harley-Davidson (a)	59,932	3,462
Harrah's Entertainment (a)	22,632	1,462
Hasbro (a)	35,117	718
Hilton Hotels	77,148	1,724
Home Depot (a)	447,016	17,094
International Game Technology	70,520	1,880
Interpublic Group of Companies* (a)	86,231	1,059
J.C. Penney	56,152	2,915
Johnson Controls (a)	38,346	2,138
Jones Apparel Group (a)	24,879	833
KB HOME (a)	8,253	969
Knight-Ridder (a)	16,253	1,093
Kohl's* (a)	68,633	3,544
Leggett & Platt	38,897	1,123
Limited (a)	83,012	2,017
Liz Claiborne	22,194	891
Lowe's (a)	157,301	8,980
Marriott International, Cl A	41,151	2,751
Mattel (a)	84,475	1,804
May Department Stores (a)	59,770	2,213
Maytag (a)	15,732	220
McDonald's	258,258	8,042
McGraw-Hill (a)	38,656	3,373
New York Times, Cl A	30,215	1,105
Newell Rubbermaid (a)	55,478	1,217
News (a)	552,110	9,342
Nike, Cl B (a)	46,749	3,895
Nordstrom (a)	27,118	1,502
Office Depot*	62,644	1,389
Officemax	17,745	594
Omnicom Group (a)	38,241	3,385
Pulte (a)	27,540	2,028
RadioShack (a)	33,473	820
Reebok International (a)	12,183	540

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Sears Holdings*	20,850	$2,777
Sherwin Williams (a)	30,922	1,360
Snap-On	11,798	375
Stanley Works	16,749	758
Staples (a)	101,541	3,191
Starbucks*	81,696	4,220
Starwood Hotels & Resorts Worldwide (a)	41,780	2,508
Target	183,395	9,173
Tiffany & Company (a)	29,821	1,029
Time Warner* (a)	936,818	16,441
TJX (a)	98,424	2,424
Toys 'R' Us* (a)	43,131	1,111
Tribune (a)	67,521	2,692
Univision Communications, Cl A* (a)	59,543	1,649
V.F.	21,598	1,277
Viacom, Cl B	353,058	12,297
Visteon (a)	26,367	151
Walt Disney (a)	413,193	11,871
Wendy's International (a)	22,947	896
Whirlpool (a)	13,558	918
Yum! Brands (a)	59,964	3,107
		244,723
Consumer Staples – 10.2%
Alberto-Culver, Cl B	17,326	829
Albertson's (a)	74,012	1,528
Altria Group (a)	417,741	27,316
Anheuser-Busch (a)	161,730	7,664
Archer-Daniels-Midland (a)	131,773	3,239
Avon Products (a)	95,506	4,101
Brown-Forman, Cl B	4,666	255
Campbell Soup	66,544	1,931
Clorox (a)	31,303	1,972
Coca-Cola	492,511	20,523
Coca-Cola Enterprises	36,557	750
Colgate-Palmolive	108,042	5,637
ConAgra Foods (a)	107,163	2,896
Costco Wholesale (a)	92,420	4,083
CVS	80,615	4,242
General Mills (a)	67,645	3,325
Gillette	202,100	10,202
H.J. Heinz	71,100	2,619
Hershey Foods (a)	44,834	2,711
Kellogg	71,842	3,109
Kimberly-Clark	99,277	6,525
Kroger* (a)	150,448	2,412
McCormick	28,200	971
Molson Coors Brewing (a)	16,016	1,236
Pepsi Bottling	40,953	1,141
PepsiCo	344,060	18,245
Procter & Gamble (a)	516,378	27,368
Reynolds American (a)	22,950	1,850
Safeway* (a)	90,675	1,680
Sara Lee (a)	159,764	3,540
SUPERVALU (a)	27,071	903
Sysco	134,930	4,830
UST	33,746	1,745
Walgreen (a)	208,032	9,241
Wal-Mart Stores (a)	703,357	35,245
Wrigley, William Jr.	39,973	2,621
		228,485
Energy – 8.7%
Amerada Hess (a)	18,190	1,750
Anadarko Petroleum	50,444	3,839
Apache	71,838	4,399

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Ashland	13,799	$931
Baker Hughes (a)	67,666	3,010
BJ Services (a)	33,293	1,727
Burlington Resources	81,164	4,064
ChevronTexaco (a)	423,984	24,723
ConocoPhillips	139,124	15,003
Devon Energy	99,492	4,751
El Paso (a)	141,487	1,497
EOG Resources (a)	47,602	2,320
Exxon Mobil	1,325,002	78,970
Halliburton (a)	100,135	4,331
Kerr-McGee	31,056	2,433
Kinder Morgan (a)	22,796	1,726
Marathon Oil (a)	69,074	3,241
Nabors Industries* (a)	30,220	1,787
National-Oilwell Varco* (a)	29,905	1,397
Noble* (a)	27,023	1,519
Occidental Petroleum	80,804	5,751
Rowan*	21,173	634
Schlumberger (a)	119,734	8,439
Sunoco	14,886	1,541
Transocean* (a)	69,192	3,561
Unocal	53,874	3,323
Valero Energy	52,090	3,817
Williams (a)	113,902	2,142
XTO Energy	71,060	2,334
		194,960
Financials – 19.6%
ACE	57,210	2,361
AFLAC	103,277	3,848
Allstate (a)	141,517	7,650
Ambac Financial Group	22,009	1,645
American Express	256,777	13,191
American International Group (a)	530,190	29,378
AmSouth Bancorp (a)	70,906	1,840
AON (a)	63,257	1,445
Apartment Investment & Management (a)	19,118	711
Archstone-Smith Trust	37,220	1,270
Bank of America (a)	843,522	37,199
Bank of New York	156,979	4,560
BB&T (a)	110,386	4,314
Bear Stearns	22,091	2,207
Capital One Financial (a)	50,793	3,798
Charles Schwab (a)	249,424	2,621
Chubb (a)	37,908	3,005
Cincinnati Financial	34,050	1,485
CIT Group	41,662	1,583
Citigroup	1,062,354	47,742
Comerica	35,440	1,952
Compass Bancshares	10,210	464
Countrywide Financial (a)	115,918	3,763
E*TRADE Financial*	76,250	915
Equity Office Properties Trust (REIT)	82,537	2,487
Equity Residential Properties Trust (REIT)	58,516	1,885
Fannie Mae	198,132	10,788
Federated Investors, Cl B	19,580	554
Fifth Third Bancorp	115,195	4,951
First Horizon National	25,435	1,037
Franklin Resources	36,525	2,507
Freddie Mac	139,807	8,836
Golden West Financial (a)	63,204	3,824
Goldman Sachs Group (a)	82,550	9,080
Hartford Financial Services Group (a)	59,249	4,062
Huntington Bancshares (a)	46,242	1,105
J. P. Morgan Chase	720,891	24,943

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Janus Capital Group (a)	48,381	$675
Jefferson-Pilot (a)	27,533	1,350
KeyCorp (a)	83,686	2,716
Lehman Brothers Holdings (a)	56,227	5,294
Lincoln National	35,935	1,622
Loew's	32,656	2,402
M & T Bank	20,450	2,087
Marsh & McLennan	107,632	3,274
Marshall & Ilsley (a)	45,957	1,919
MBIA (a)	29,309	1,532
MBNA	258,973	6,358
Mellon Financial	87,066	2,485
Merrill Lynch (a)	190,526	10,784
Metlife	151,513	5,924
MGIC Investment (a)	20,058	1,237
Moody's (a)	29,559	2,390
Morgan Stanley	223,073	12,771
National City	136,535	4,574
North Fork Bancorp	96,127	2,667
Northern Trust (a)	44,646	1,939
Plum Creek Timber (REIT)	37,576	1,341
PNC Financial Services	56,631	2,915
Principal Financial Group (a)	65,440	2,519
Progressive	40,598	3,725
Prologis	37,650	1,397
Providian Financial* (a)	58,669	1,007
Prudential Financial (a)	104,430	5,994
Regions Financial (a)	94,882	3,074
SAFECO (a)	25,345	1,235
Simon Property Group (REIT)	45,276	2,743
SLM	87,890	4,380
Sovereign Bancorp (a)	70,832	1,570
St. Paul Travelers Companies (a)	134,576	4,943
State Street	71,895	3,143
SunTrust Banks (a)	66,864	4,819
Synovus Financial (a)	60,939	1,698
T. Rowe Price Group	25,596	1,520
Torchmark	22,007	1,149
U.S. Bancorp (b)	390,424	11,252
UnumProvident (a)	61,157	1,041
Wachovia (a)	326,987	16,647
Washington Mutual (a)	177,726	7,020
Wells Fargo (a)	343,108	20,518
XL Capital Limited, Cl A	27,619	1,999
Zions Bancorporation	18,140	1,252
		437,907
Health Care – 12.8%
Abbott Laboratories	317,028	14,780
Aetna (a)	60,674	4,548
Allergan (a)	26,396	1,834
AmerisourceBergen (a)	22,624	1,296
Amgen* (a)	256,793	14,948
Applied Biosystems Group – Applera (a)	39,908	788
Bausch & Lomb (a)	10,532	772
Baxter International	124,113	4,217
Becton, Dickinson & Company	51,343	2,999
Biogen IDEC* (a)	67,892	2,343
Biomet (a)	51,067	1,854
Boston Scientific*	167,514	4,906
Bristol-Myers Squibb	394,004	10,031
C.R Bard	19,560	1,332
Cardinal Health	89,973	5,020
Caremark Rx* (a)	91,340	3,634
Chiron* (a)	29,190	1,023
CIGNA	28,738	2,566

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Eli Lilly (a)	228,424	$11,901
Express Scripts* (a)	15,580	1,358
Fisher Scientific International* (a)	23,123	1,316
Forest Laboratories, Cl A* (a)	75,223	2,779
Genzyme* (a)	50,667	2,900
Gilead Sciences*	88,010	3,151
Guidant	64,384	4,758
HCA (a)	85,747	4,593
Health Management Associates, Cl A (a)	48,491	1,269
Hospira*	31,590	1,019
Humana* (a)	32,688	1,044
IMS Health	47,223	1,152
Johnson & Johnson (a)	604,039	40,567
King Pharmaceuticals*	48,739	405
Laboratory Corporation of America Holdings* (a)	28,171	1,358
Manor Care (a)	18,008	655
McKesson HBOC (a)	59,828	2,259
Medco Health Solutions* (a)	54,673	2,710
MedImmune* (a)	50,518	1,203
Medtronic	246,048	12,536
Merck (a)	453,943	14,694
Millipore*	10,137	440
Mylan Laboratories	54,620	968
PerkinElmer	24,958	515
Pfizer	1,541,605	40,498
Quest Diagnostics	18,648	1,960
Schering-Plough	297,053	5,392
St. Jude Medical*	71,228	2,564
Stryker (a)	80,528	3,592
Tenet Healthcare* (a)	93,778	1,081
Thermo Electron*	32,815	830
UnitedHealth Group	134,169	12,797
Watson Pharmaceuticals* (a)	22,137	680
WellPoint Health Networks*	60,491	7,583
Wyeth Pharmaceuticals	271,142	11,437
Zimmer Holdings* (a)	49,466	3,849
		286,704
Industrials – 11.8%
3M (a)	159,670	13,682
Allied Waste Industries*	65,565	479
American Power Conversion (a)	40,711	1,063
American Standard*	43,827	2,037
Apollo Group, Cl A* (a)	34,133	2,528
Avery Dennison	22,335	1,383
Boeing (a)	171,635	10,034
Burlington Northern Santa Fe (a)	76,958	4,150
Caterpillar (a)	69,427	6,348
Cendant	215,228	4,421
Cintas	30,566	1,263
Cooper Industries	19,370	1,385
CSX (a)	43,254	1,802
Cummins (a)	8,820	620
Danaher (a)	56,222	3,003
Deere & Company	50,595	3,396
Delta Air Lines* (a)	28,503	115
Dover	35,362	1,336
Eaton	30,376	1,987
Emerson Electric	85,441	5,548
Equifax	28,367	871
FedEx	60,571	5,691
Fluor (a)	16,511	915
General Dynamics	39,873	4,268
General Electric	2,164,121	78,038
Goodrich (a)	24,305	931
H & R Block	36,323	1,837

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Honeywell International	173,892	$6,471
Illinois Tool Works	60,193	5,389
Ingersoll-Rand, Cl A	35,054	2,792
ITT Industries	18,676	1,685
L-3 Communications Holdings (a)	21,181	1,504
Lockheed Martin (a)	90,433	5,522
Masco	94,576	3,279
Monster Worldwide* (a)	24,035	674
Navistar International*	13,822	503
Norfolk Southern	79,098	2,931
Northrop Grumman	71,204	3,844
Paccar	35,352	2,559
Pall	25,095	681
Parker Hannifin (a)	23,883	1,455
Pitney Bowes	39,657	1,789
R.R. Donnelley & Sons	43,571	1,378
Raytheon	90,211	3,491
Robert Half International	33,000	890
Rockwell Automation (a)	37,486	2,123
Rockwell Collins (a)	35,929	1,710
Ryder System (a)	12,791	533
Southwest Airlines	158,866	2,262
Textron	27,686	2,066
Tyco International	407,655	13,779
Union Pacific (a)	52,636	3,669
United Parcel Service, Cl B (a)	226,181	16,452
United Technologies	107,123	10,890
W.W. Grainger	18,413	1,147
Waste Management	116,860	3,371
		263,970
Information Technology – 15.5%
ADC Telecommunications*	162,587	324
Adobe Systems	48,687	3,270
Advanced Micro Devices* (a)	78,826	1,271
Affiliated Computer Services, Cl A* (a)	26,590	1,416
Agilent Technologies*	87,467	1,942
Altera* (a)	77,322	1,529
Analog Devices (a)	76,543	2,766
Andrew* (a)	32,295	378
Apple Computer*	167,344	6,973
Applied Materials* (a)	347,168	5,641
Applied Micro Circuits*	63,962	210
Autodesk	45,872	1,365
Automatic Data Processing (a)	120,911	5,435
Avaya* (a)	98,298	1,148
BMC Software*	46,184	693
Broadcom, Cl A* (a)	67,280	2,013
CIENA*	116,639	201
Cisco Systems* (a)	1,335,539	23,893
Citrix Systems* (a)	34,413	820
Computer Associates International (a)	116,812	3,166
Computer Sciences* (a)	37,831	1,735
Compuware*	77,376	557
Comverse Technology* (a)	39,719	1,002
Convergys* (a)	32,790	490
Corning* (a)	284,293	3,164
Dell*	508,540	19,538
eBay*	244,256	9,101
Electronic Arts* (a)	59,528	3,082
Electronic Data Systems (a)	98,608	2,038
EMC*	496,700	6,119
First Data	170,179	6,690
Fiserv* (a)	39,136	1,558
Freescale Semiconductor*	79,617	1,373
Gateway* (a)	61,201	247

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Hewlett-Packard	616,854	$13,534
IBM	337,449	30,836
Intel	1,282,370	29,789
Intuit* (a)	41,433	1,814
Jabil Circuit* (a)	40,207	1,147
JDS Uniphase* (a)	292,909	489
KLA-Tencor* (a)	39,374	1,812
Lexmark International Group, Cl A* (a)	26,125	2,089
Linear Technology (a)	62,499	2,394
LSI Logic*	78,618	439
Lucent Technologies* (a)	902,923	2,483
Maxim Integrated Products (a)	66,448	2,716
Mercury Interactive* (a)	18,312	868
Micron Technology* (a)	123,311	1,275
Microsoft	2,074,642	50,144
Molex	38,636	1,018
Motorola	495,568	7,419
National Semiconductor (a)	74,958	1,545
NCR* (a)	38,686	1,305
Network Appliance* (a)	73,435	2,031
Novell*	78,639	469
Novellus Systems* (a)	30,420	813
NVIDIA*	33,901	805
Oracle*	902,829	11,267
Parametric Technology* (a)	54,779	306
Paychex (a)	76,175	2,500
PMC-Sierra* (a)	36,151	318
QLogic* (a)	19,053	772
QUALCOMM	333,654	12,228
Sabre Holdings, Cl A (a)	29,030	635
Sanmina – SCI*	105,512	551
Scientific-Atlanta (a)	31,015	875
Siebel Systems* (a)	103,255	943
Solectron* (a)	198,483	689
Sun Microsystems* (a)	688,424	2,781
SunGard Data Systems* (a)	57,701	1,991
Symantec* (a)	145,248	3,098
Symbol Technologies	49,253	714
Tektronix	17,160	421
Tellabs*	92,746	677
Teradyne* (a)	39,506	577
Texas Instruments (a)	353,700	9,016
Unisys*	67,467	476
VERITAS Software* (a)	87,822	2,039
Waters*	24,529	878
Xerox* (a)	194,771	2,951
Xilinx (a)	70,351	2,056
Yahoo!* (a)	264,536	8,968
		346,109
Materials – 3.2%
Air Products and Chemicals	45,946	2,908
Alcoa (a)	193,504	5,881
Allegheny Technologies	19,396	468
Ball (a)	22,702	942
Bemis (a)	21,610	672
Dow Chemical	187,850	9,364
E.I. DuPont de Nemours (a)	202,489	10,376
Eastman Chemical (a)	15,407	909
Ecolab (a)	45,366	1,499
Engelhard	25,323	760
Freeport-McMoran Copper & Gold, Cl B (a)	36,341	1,439
Georgia-Pacific	52,546	1,865
Great Lakes Chemical	7,619	245
Hercules* (a)	22,418	325
International Flavors & Fragrances	14,709	581

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
International Paper (a)	99,120	$3,647
Louisiana Pacific (a)	22,125	556
MeadWestvaco (a)	40,690	1,295
Monsanto	53,643	3,460
Newmont Mining (a)	89,043	3,762
NuCor	32,570	1,875
Pactiv*	31,839	743
Phelps Dodge (a)	19,536	1,987
PPG Industries (a)	34,827	2,491
Praxair (a)	65,890	3,153
Rohm & Haas (a)	44,963	2,158
Sealed Air* (a)	17,166	892
Sigma-Aldrich (a)	14,313	877
Temple-Inland (a)	11,719	850
United States Steel (a)	23,194	1,179
Vulcan Materials (a)	20,542	1,167
Weyerhaeuser (a)	48,098	3,295
		71,621
Telecommunication Services – 3.1%
ALLTEL (a)	60,752	3,332
AT&T	161,472	3,028
BellSouth (a)	368,124	9,678
CenturyTel (a)	29,093	955
Citizens Communications (a)	68,511	887
Nextel Communications, Cl A* (a)	225,753	6,416
Qwest Communications International* (a)	370,758	1,372
SBC Communications (a)	675,026	15,991
Sprint (a)	296,986	6,756
Verizon Communications (a)	562,617	19,973
		68,388
Utilities – 3.1%
AES* (a)	132,524	2,171
Allegheny Energy* (a)	27,090	560
Ameren (a)	39,037	1,913
American Electric Power (a)	79,861	2,720
Calpine* (a)	109,203	306
CenterPoint Energy (a)	61,823	744
Cinergy (a)	36,884	1,495
CMS Energy* (a)	39,779	519
Consolidated Edison (a)	46,545	1,963
Constellation Energy	33,748	1,745
Dominion Resources (a)	65,523	4,877
DTE Energy (a)	34,020	1,547
Duke Energy (a)	195,827	5,485
Dynegy* (a)	75,746	296
Edison International	65,877	2,287
Entergy	46,083	3,256
Exelon (a)	135,904	6,237
FirstEnergy (a)	66,698	2,798
FPL Group (a)	73,540	2,953
KeySpan (a)	32,046	1,249
NICOR	8,328	309
NiSource (a)	53,137	1,211
People's Energy	3,240	136
PG&E*	85,174	2,904
Pinnacle West Capital	18,462	785
PPL (a)	37,074	2,002
Progress Energy	49,831	2,090
Progress Energy-CVO (c) (s)	7,906	1
Public Service Enterprises (a)	48,031	2,612
Sempra Energy (a)	46,205	1,841
Southern (a)	151,412	4,819
TECO Energy (a)	37,942	595
TXU (a)	52,212	4,158

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Equity Index Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Xcel Energy	79,740	$1,370
		69,954
Total Common Stocks (Cost $1,731,262)		2,212,821
Short-Term Investments – 1.0%
U.S. Treasury Obligation – 0.2%
U.S. Treasury Bill (d) 2.990%, 09/01/05	$4,610	4,552
Total U.S. Treasury Obligation		4,552
Affiliated Money Market Fund – 0.8%
First American Prime Obligations Fund, Cl Z (b) (e)	18,409,264	18,409
Total Affiliated Money Market Fund		18,409
Total Short-Term Investments (Cost $22,961)		22,961
Investments Purchased with Proceeds from Securities Lending – 30.2%
Commercial Paper – 7.0%
Bluegrass 2.904%, 11/18/05	$2,450	2,450
Cable Beach 2.642%, 4/11/05	6,124	6,119
Concord Minutemen Capital 2.810%, 4/13/05	5,879	5,879
2.750%, 4/07/06	18,372	18,372
Descartes Funding Trust 2.810%, 11/15/05	6,124	6,124
Duke Funding VI 2.794%, 4/05/05	3,111	3,110
2.823%, 4/11/05	8,583	8,576
2.833%, 4/15/05	3,675	3,675
Independence 2.880%, 10/17/05	7,263	7,263
Laguna ABS/Laguna Corp 2.736%, 4/04/05	6,124	6,122
2.728%, 5/02/05	6,124	6,108
Lakeside Funding 2.800%, 4/08/05	9,799	9,799
Leaf's LLC 2.860%, 4/20/05	6,737	6,737
Liquid Funding 2.840%, 5/25/05	6,124	6,124
Main Street Warehouse 2.837%, 4/22/05	12,248	12,227
Morgan Stanley 2.955%, 7/25/05	12,248	12,248
2.393%, 9/09/05	3,674	3,674
Orchard Park 2.846%, 10/06/05	2,695	2,695
2.827%, 1/06/06	12,315	12,315
Sigma Finance 2.945%, 5/17/05	857	857
2.945%, 5/17/05	1,225	1,225
2.945%, 5/17/05	367	367
Thornburg Mortgage 2.716%, 4/01/05	8,574	8,573
2.756%, 4/07/05	6,124	6,121
Total Commercial Paper		156,760

Equity Index Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Corporate Obligations – 8.1%
Allstate Life Global 2.800%, 10/14/05	$3,062	$3,062
2.860%, 10/14/05	12,248	12,248
Bayer Landbank NY 2.840%, 6/24/05	5,512	5,512
2.840%, 6/24/05	6,124	6,125
Blue Heron Funding 2.880%, 5/18/05	3,430	3,430
Castle Hill III 3.050%, 9/15/15	3,674	3,674
Cheyne High Grade 2.280%, 11/10/39	6,124	6,124
Depfa Bank PLC 2.990%, 6/15/05	6,124	6,123
Duke Funding VI 2.680%, 4/08/05	7,410	7,410
General Electric Capital Corporation 2.860%, 7/09/07	6,124	6,132
Jackson National Life 2.810%, 4/15/05	6,124	6,124
Jefferson Pilot 2.860%, 8/17/05	6,124	6,124
LaSalle Bank NA 2.900%, 8/01/05	3,062	3,059
Liquid Funding 2.850%, 6/28/05	5,512	5,512
Merrill Lynch 2.750%, 10/01/05	12,248	12,252
Metlife Global Funding 2.850%, 10/14/05	7,349	7,350
2.890%, 4/28/08	5,144	5,146
Morgan Stanley 2.890%, 12/26/08	6,124	6,125
Natexis Banq NY 2.955%, 7/12/05	6,736	6,736
2.130%, 7/12/05	1,837	1,837
Northlake CDO 3.030%, 9/06/05	3,674	3,674
Park Place Resecuritization 2.900%, 5/25/05	5,618	5,609
Premium Asset Trust 2.810%, 5/13/05	3,429	3,429
2.760%, 7/01/05	18,250	18,250
2.820%, 10/14/05	4,899	4,899
REMAC 1.867%, 9/29/05	6,290	6,316
RMAC 2.790%, 6/12/05	6,235	6,235
SMM Trust 2004 1.930%, 9/23/05	6,718	6,718
Westlb AG New York 2.780%, 3/10/15	6,124	6,123
Total Corporate Obligations		181,358
Money Market Funds – 0.2%
Merrill Lynch Premier Institutional Fund	4,945,171	4,945
Total Money Market Funds		4,945
Other Short-Term Investments – 2.2%
ARLO III 3.010%, 9/28/05	$18,372	18,372
Commonwealth Life (f) 3.115%, 4/01/05	6,184	6,184
General Electric Capital Assurance 2.770%, 4/01/05	2,449	2,449

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Equity Index Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
HBOS Treasury Services 2.710%, 11/01/05	$6,736	$6,740
ING USA Annuity & Life 2.180%, 6/30/05	15,923	15,923
Total Other Short-Term Investments		49,668
Repurchase Agreements – 12.7%
Bear Stearns 3.045%, dated 3/31/05, matures 4/1/05, repurchase price $12,249,154 (collateralized by various securities: Total market value $12,570,631)	12,248	12,248
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $3,681,082 (collateralized by commercial loans: Total market value $3,764,286)	3,674	3,674
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $24,498,227 (collateralized by various securities: Total market value $26,356,865)	24,496	24,496
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $30,622,763 (collateralized by collateralized U.S. government securities: Total market value $31,232,967)	30,620	30,620
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $2,449,823 (collateralized by collateralized mortgage obligations: Total market value $2,572,594)	2,450	2,450
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $2,449,823 (collateralized by collateralized mortgage obligations: Total market value $2,572,442)	2,450	2,450
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $2,449,823 (collateralized by collateralized mortgage obligations: Total market value $2,572,193)	2,450	2,450
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,224,912 (collateralized by collateralized mortgage obligations: Total market value $1,286,297)	1,225	1,225
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,224,912 (collateralized by collateralized mortgage obligations: Total market value $1,286,297)	1,225	1,225
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $30,622,869 (collateralized by mortgage loans: Total market value $31,245,217)	30,620	30,620
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $27,560,582 (collateralized by mortgage loans: Total market value $28,120,709)	27,558	27,558

Equity Index Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $6,127,004 (collateralized by mortgage loans: Total market value $6,249,113)	$6,124	$6,124
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $24,498,234 (collateralized by collateralized mortgage obligations: Total market value $26,939,277)	24,496	24,496
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $18,373,737 (collateralized by mortgage loans: Total market value $18,739,621)	18,372	18,372
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $2,082,354 (collateralized by corporate securities: Total market value $2,290,554)	2,082	2,082
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $18,373,670 (collateralized by corporate securities: Total market value $19,291,173)	18,372	18,372
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $15,311,405 (collateralized by corporate securities: Total market value $16,076,116)	15,310	15,310
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $12,249,114 (collateralized by corporate securities: Total market value $12,861,115)	12,248	12,248
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $9,186,843 (collateralized by corporate securities: Total market value $9,645,870)	9,186	9,186
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $2,449,825 (collateralized by corporate securities: Total market value $2,572,422)	2,450	2,450
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $35,522,420 (collateralized by U.S. government securities: Total market value $36,265,324)	35,520	35,520
Total Repurchase Agreements		283,176
Total Investments Purchased with Proceeds from Securities Lending (Cost $675,907)		675,907
Total Investments – 130.2% (Cost $2,430,130)		2,911,689
Other Assets and Liabilities, Net – (30.2)%		(676,229)
Total Net Assets – 100.0%		$2,235,460

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $654,238,167 at March 31, 2005. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Equity Index Fund (concluded)

(b)  Investments in affiliated securities. As of March 31, 2005, the market value of these investments was $29,661,284 or 1.3% of total net assets. See notes 3 and 4 in Notes to Financial Statements.

(c)  Security considered illiquid or restricted. As of March 31, 2005, the market value of these investments was $949 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of the date of purchase. See note 2 in Notes to Financial Statements.

(e)  This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(f)  Security has demand features which qualify it as a short-term security. The date disclosed is the next put date.

(g)  Security is fair valued. As of March 31, 2005, the fair value of this investment was $949 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

Cl – Class

CVO – Contingent Value Obligation

REIT – Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Depreciation (000)
S&P 500 Index Futures Contracts purchased	53	$15,689	June 05	$(476)

Mid Cap Index Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 94.3%
Consumer Discretionary – 18.0%
99 Cents Only Stores*	19,906	$262
Abercrombie & Fitch (a)	29,342	1,680
Advanced Auto Parts*	24,760	1,249
Aeropostale* (a)	18,745	614
American Eagle Outfitters (a)	44,708	1,321
American Greetings, Cl A* (a)	23,270	593
AnnTaylor Stores* (a)	23,760	608
Applebee's International	27,300	752
ArvinMeritor (a)	23,563	365
Bandag	5,225	245
Barnes & Noble*	21,248	733
Belo, Cl A	36,404	879
BLYTH	11,854	377
Bob Evans Farms	11,678	274
Borders Group	25,280	673
BorgWarner (a)	18,918	921
Boyd Gaming	22,253	1,161
Brinker International*	29,104	1,054
Caesars Entertainment* (a)	105,410	2,086
Callaway Golf	23,608	302
CarMax* (a)	35,049	1,104
Catalina Marketing, Cl C* (a)	16,399	425
CBRL Group (a)	16,221	670
Cheesecake Factory* (a)	26,190	928
Chico's FAS* (a)	60,170	1,700
Claire's Stores (a)	33,304	767
D.R. Horton	98,474	2,879
Dollar Tree Stores* (a)	38,064	1,094
Emmis Communications, Cl A* (a)	17,224	331
Entercom Communications*	15,451	549
Foot Locker (a)	52,416	1,536
Furniture Brands International	17,874	390
Gentex (a)	26,149	834
GTECH Holdings (a)	39,002	918
Harman International Industries	21,440	1,897
Harte-Hanks	24,143	665
Hovnanian Enterprises, Cl A*	16,250	829
International Speedway, Cl A	14,350	779
Krispy Kreme Doughnuts* (a)	21,147	161
Lear (a)	22,670	1,006
Lee Enterprises (a)	15,219	661
Lennar	48,892	2,771
Mandalay Resort Group	22,418	1,580
Media General, Cl A	8,063	499
Michaels Stores (a)	45,670	1,658
Modine Manufacturing	10,841	318
Mohawk Industries* (a)	19,996	1,686
Neiman Marcus Group (a)	16,433	1,504
O'Reilly Automotive* (a)	18,150	899
Outback Steakhouse	22,244	1,019
Pacific Sunwear of California* (a)	24,960	698
Payless ShoeSource* (a)	22,938	362
PETsMART (a)	48,888	1,406
Pier 1 Imports (a)	28,924	527
Reader's Digest Association, Cl A	34,948	605
Regis	14,940	612
Rent-A-Center*	24,000	655
Ross Stores (a)	49,660	1,447
Ruby Tuesday (a)	21,870	531
Ryland Group (a)	16,020	994
Saks*	46,951	847
Scholastic*	12,587	464
Thor Industries	15,510	464
Timberland, Cl A*	10,487	744

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Toll Brothers* (a)	20,449	$1,612
Tupperware (a)	18,680	380
Urban Outfitters*	21,600	1,036
Valassis Communications*	17,267	604
Washington Post, Cl B	2,114	1,890
Westwood One*	29,753	605
Williams-Sonoma* (a)	39,251	1,442
		66,131
Consumer Staples – 4.3%
BJ's Wholesale Club*	23,393	727
Church and Dwight	21,015	745
Constellation Brands, CI A* (a)	34,376	1,817
Dean Foods*	50,179	1,721
Energizer Holdings*	24,364	1,457
Hormel Foods	35,527	1,105
JM Smucker	19,654	989
Lancaster Colony	10,405	443
PepsiAmericas	35,458	803
Ruddick	14,454	335
Smithfield Foods* (a)	33,759	1,065
Tootsie Roll Industries	14,330	430
Tyson Foods, Cl A	102,273	1,706
Universal	8,364	383
Whole Foods Market (a)	21,014	2,146
		15,872
Energy – 7.1%
Cooper Cameron* (a)	18,500	1,058
ENSCO International (a)	50,871	1,916
FMC Technologies* (a)	23,024	764
Forest Oil* (a)	18,694	757
Grant Prideco*	41,601	1,005
Hanover Compressor* (a)	26,747	323
Helmerich & Payne (a)	16,973	674
Murphy Oil (a)	29,410	2,904
Newfield Exploration*	20,967	1,557
Noble Energy (a)	19,800	1,347
Overseas Shipholding Group	11,675	734
Patterson-UTI Energy (a)	57,316	1,434
Pioneer Natural Resources (a)	49,092	2,097
Plains Exploration & Production*	26,820	936
Pogo Producing (a)	21,688	1,068
Pride International*	43,649	1,084
Smith International* (a)	35,314	2,215
Tidewater (a)	20,418	793
Weatherford International* (a)	44,830	2,597
Western Gas Resources	21,680	747
		26,010
Financials – 16.2%
A.G. Edwards (a)	25,721	1,152
Allmerica Financial*	17,922	644
AMB Property	27,926	1,056
American Financial Group (a)	18,896	582
AmeriCredit* (a)	52,295	1,226
AmerUS Group, Cl A (a)	12,960	612
Arthur J. Gallagher	29,701	855
Associated Banc-Corp (a)	43,587	1,361
Astoria Financial (a)	36,827	932
Astoria Financial Fractional Shares (b)	-	-
Bank of Hawaii	17,832	807
Brown & Brown	20,970	967
City National (a)	14,058	982
Colonial BancGroup	45,735	938
Commerce Bancorp (a)	53,424	1,735

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Cullen/Frost Bankers (a)	16,500	$745
Developers Diversified Realty (REIT) (a)	36,300	1,443
Eaton Vance	45,180	1,059
Everest Re Group	18,593	1,582
Fidelity National Financial	58,748	1,935
First American	27,473	905
FirstMerit (a)	28,396	760
GATX (a)	16,589	551
Greater Bay Bancorp	17,521	428
HCC Insurance Holdings (a)	22,825	825
Hibernia, Cl A	52,214	1,671
Highwoods Properties (REIT) (a)	17,840	478
Horace Mann Educators	14,543	258
Hospitality Properties Trust (REIT)	21,285	860
Independence Community Bank	26,526	1,035
IndyMac Bancorp (a)	20,862	709
Investors Financial Services (a)	22,378	1,095
Jefferies Group	17,340	653
LaBranche*	19,105	178
Legg Mason (a)	35,771	2,795
Leucadia National (a)	31,526	1,083
Liberty Property Trust (REIT)	27,890	1,089
Mack-Cali Realty (REIT)	18,860	799
Mercantile Bankshares	26,665	1,356
MoneyGram International	29,819	563
New Plan Excel Realty Trust (REIT) (a)	34,558	868
New York Community Bancorp (a)	82,184	1,492
Ohio Casualty*	20,919	481
Old Republic International	61,397	1,430
PMI Group (a)	32,074	1,219
Protective Life	23,381	919
Radian Group	30,943	1,477
Raymond James Financial	23,925	725
Rayonier	16,810	833
SEI Investments	28,317	1,024
Silicon Valley Bancshares* (a)	12,222	539
StanCorp Financial Group	9,568	811
TCF Financial (a)	43,474	1,180
United Dominion Realty Trust (REIT)	44,630	931
Unitrin	19,404	881
W.R. Berkley	26,815	1,330
Waddell & Reed Financial	28,311	559
Washington Federal	29,607	690
Webster Financial	17,863	811
Weingarten Realty Investors (a)	28,866	996
Westamerica Bancorporation	10,749	556
Wilmington Trust	21,559	757
		59,213
Health Care – 11.1%
Apria Healthcare Group*	16,388	526
Barr Pharmaceuticals* (a)	30,399	1,484
Beckman Coulter (a)	20,463	1,360
Cephalon* (a)	19,420	909
Charles River Laboratories International* (a)	21,824	1,027
Community Health Systems* (a)	22,337	780
Covance*	21,024	1,001
Coventry Health Care*	35,770	2,437
Cytyc* (a)	37,620	866
DENTSPLY International	25,489	1,387
Edwards Lifesciences* (a)	20,011	865
Gen-Probe*	16,490	735
Health Net* (a)	37,384	1,223
Henry Schein* (a)	28,264	1,013
Hillenbrand Industries	19,527	1,083
INAMED*	12,060	843

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Invitrogen* (a)	17,203	$1,190
IVAX* (a)	74,335	1,470
Lifepoint Hospitals* (a)	12,004	526
Lincare Holdings* (a)	33,786	1,494
Martek Bioscience* (a)	10,460	609
Millennium Pharmaceuticals* (a)	103,018	867
Omnicare (a)	35,074	1,243
PacifiCare Health Systems* (a)	28,800	1,639
Par Pharmaceutical Companies* (a)	11,410	382
Patterson Companies* (a)	46,192	2,307
Perrigo	26,867	515
Protein Design Labs* (a)	34,558	553
Renal Care* (a)	22,680	860
Sepracor* (a)	35,385	2,031
STERIS*	23,273	588
Techne* (a)	12,990	522
Triad Hospitals* (a)	25,924	1,299
Universal Health Services (a)	19,640	1,029
Valeant Pharmaceuticals International	29,256	659
Varian* (a)	11,682	443
Varian Medical Systems*	45,736	1,568
VCA Antech*	26,012	526
Vertex Pharmaceuticals*	27,261	255
VISX*	16,702	392
		40,506
Industrials – 12.1%
Adesa	30,867	721
AGCO*	30,876	563
AirTran Holdings* (a)	29,290	265
Alaska Air Group* (a)	8,511	251
Alexander & Baldwin (a)	14,196	585
Alliant Techsystems* (a)	12,690	907
AMETEK	23,070	929
Banta	8,463	362
Brinks	19,102	661
C. H. Robinson Worldwide (a)	28,679	1,478
Career Education*	34,516	1,183
Carlisle Companies	10,479	731
ChoicePoint* (a)	29,870	1,198
CNF	17,396	814
Copart*	26,977	636
Corinthian Colleges* (a)	30,450	479
Crane (a)	18,480	532
Deluxe (a)	17,460	696
DeVry* (a)	21,812	413
Donaldson	25,788	832
Dun & Bradstreet*	23,392	1,437
Dycom Industries* (a)	16,363	376
Education Management*	22,780	637
Expeditors International of Washington (a)	35,887	1,922
Fastenal (a)	23,008	1,273
Federal Signal	15,428	234
Flowserve*	18,776	486
Graco (a)	23,275	939
Granite Construction	12,763	335
Harsco	13,894	828
Herman Miller (a)	24,294	732
HNI	18,020	810
Hubbell, Cl B	20,467	1,046
ITT Educational Services* (a)	15,470	750
J.B. Hunt Transport Services*	23,868	1,045
Jacobs Engineering Group* (a)	18,966	985
JetBlue Airways* (a)	32,810	625
Kelly Services, Cl A	9,136	263
Kennametal	12,803	608

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Korn/Ferry International*	12,865	$245
Laureate Education*	16,504	706
Manpower (a)	30,374	1,322
Nordson	10,999	405
Pentair	33,916	1,323
Precision Castparts	22,135	1,705
Quanta Services*	32,774	250
Republic Services (a)	47,265	1,582
Rollins	16,614	309
Sequa, Cl A*	2,824	146
Sotheby's Holdings, Cl A* (a)	16,036	272
SPX (a)	25,304	1,095
Stericycle* (a)	15,160	670
Swift Transportation* (a)	21,253	471
Tecumseh Products, Cl A	5,221	207
Teleflex	12,897	660
Thomas & Betts*	19,873	642
Trinity Industries (a)	13,028	367
United Rentals* (a)	24,386	493
Werner Enterprises (a)	21,260	413
Yellow Roadway* (a)	15,750	922
York International (a)	13,988	548
		44,320
Information Technology – 13.2%
3Com*	127,764	455
Activision*	62,853	930
Acxiom	29,050	608
ADTRAN (a)	23,416	413
Advent Software*	9,557	174
Alliance Data Systems* (a)	22,010	889
Amphenol, Cl A*	29,790	1,103
Arrow Electronics*	39,010	989
Ascential Software*	19,780	367
Atmel*	151,167	446
Avnet*	40,573	747
Avocent*	16,774	430
BISYS Group*	40,482	635
Cabot Microelectronics* (a)	8,350	262
Cadence Design Systems* (a)	91,026	1,361
CDW (a)	24,920	1,412
Ceridian*	50,037	853
Certegy	21,047	729
CheckFree* (a)	27,208	1,109
Cognizant Technology Solutions* (a)	44,770	2,068
CommScope* (a)	17,226	258
Credence Systems*	32,475	257
Cree* (a)	24,873	541
CSG Systems International*	17,491	285
Cypress Semiconductor* (a)	42,344	534
Diebold (a)	23,742	1,302
DST Systems*	25,683	1,186
F5 Networks* (a)	12,390	626
Fair Isaac (a)	23,670	815
Fairchild Semiconductor International, Cl A* (a)	40,238	617
Gartner, Cl A* (a)	28,738	275
Harris	44,712	1,460
Imation	9,935	345
Integrated Circuit Systems*	23,670	453
Integrated Device Technology*	35,947	432
International Rectifier* (a)	22,483	1,023
Intersil, Cl A	50,681	878
Jack Henry & Associates	27,122	488
Keane*	18,804	245
KEMET* (a)	29,336	227
Lam Research* (a)	45,994	1,327

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Lattice Semiconductor*	38,189	$205
LTX*	20,595	91
Macromedia* (a)	24,389	817
Macrovision* (a)	16,748	382
McAfee* (a)	53,943	1,217
McDATA, Cl A*	39,764	150
Mentor Graphics* (a)	25,701	352
Micrel* (a)	26,705	246
Microchip Technology	69,479	1,807
MPS Group*	35,095	369
National Instruments (a)	22,400	606
Newport*	14,567	211
Plantronics* (a)	16,284	620
Plexus*	14,535	167
Polycom*	33,091	561
Powerwave Technologies* (a)	33,469	259
Retek*	18,858	212
Reynolds & Reynolds, Cl A	19,813	536
RF Micro Devices*	63,091	329
RSA Security* (a)	23,420	371
SanDisk* (a)	54,850	1,525
Semtech* (a)	24,910	445
Silicon Laboratories*	15,050	447
Storage Technology* (a)	35,879	1,105
Sybase* (a)	32,029	591
Synopsys* (a)	50,216	909
Tech Data*	19,566	725
Titan*	28,529	518
Transaction Systems Architects, Cl A*	12,021	278
TriQuint Semiconductor*	46,314	157
UTStarcom* (a)	35,030	384
Vishay Intertechnology*	55,927	695
Wind River Systems* (a)	26,050	393
Zebra Technology, Cl A*	24,160	1,147
		48,381
Materials – 5.1%
Airgas (a)	24,492	585
Albemarle	15,593	567
Arch Coal	20,994	903
Bowater (a)	18,735	706
Cabot	20,774	694
Crompton (a)	39,301	574
Cytec Industries	13,553	735
Ferro	14,230	268
FMC*	12,534	670
Glatfelter	12,572	185
Longview Fibre*	17,345	325
Lubrizol	22,468	913
Lyondell Chemical (a)	73,260	2,045
Martin Marietta Materials	16,168	904
Minerals Technologies	6,963	458
Olin (a)	23,635	527
Packaging Corporation of America (a)	28,460	691
Peabody Energy	39,618	1,837
Potlatch	10,088	475
RPM	39,492	722
Scotts*	9,200	646
Sensient Technologies	15,786	340
Sonoco Products	33,217	958
Steel Dynamics (a)	15,210	524
Valspar (a)	17,304	805
Worthington Industries	25,880	499
		18,556

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Telecommunication Services – 0.5%
Cincinnati Bell*	82,583	$351
Telephone & Data Systems (a)	18,027	1,471
		1,822
Utilities – 6.7%
AGL Resources	25,237	882
Alliant Energy	38,905	1,042
Aqua America	31,405	765
Aquila* (a)	81,395	312
Black Hills	11,027	365
DPL (a)	43,323	1,083
Duquesne Light Holdings (a)	25,910	464
Energy East	49,472	1,297
Equitable Resources (a)	20,427	1,173
Great Plains Energy (a)	25,023	765
Hawaiian Electric Industries	27,378	699
IDACORP (a)	14,162	402
MDU Resources Group	39,763	1,098
National Fuel Gas (a)	26,153	748
Northeast Utilities	43,230	833
NSTAR (a)	17,711	962
OGE Energy (a)	27,481	741
ONEOK (a)	34,818	1,073
Pepco Holdings (a)	63,273	1,328
PNM Resources (a)	20,529	548
Puget Energy (a)	33,667	742
Questar	28,384	1,682
SCANA	37,828	1,446
Sierra Pacific Resources* (a)	39,544	425
Vectren	25,810	688
Westar Energy	29,254	633
WGL Holdings	13,602	421
Wisconsin Energy	39,409	1,399
WPS Resources	12,637	669
		24,685
Total Common Stocks (Cost $294,492)		345,496
Short-Term Investments – 5.7%
U.S. Treasury Obligation – 0.4%
U.S. Treasury Bill 2.990%, 09/01/05 (c)	$1,500	1,481
Total U.S. Treasury Obligation		1,481
Affiliated Money Market Fund – 5.3%
First American Prime Obligations Fund, Cl Z (d)	19,468,635	19,468
Total Affiliated Money Market Fund		19,468
Total Short-Term Investments (Cost $20,949)		20,949
Investments Purchased with Proceeds from Securities Lending – 38.2%
Commercial Paper – 8.9%
Bluegrass 2.904%, 11/18/05	$508	508
Cable Beach 2.642%, 4/11/05	1,269	1,268
Concord Minutemen Capital 2.810%, 4/13/05	1,218	1,218
2.750%, 4/07/06	3,807	3,807
Descartes Funding Trust 2.810%, 11/15/05	1,269	1,269

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Mid Cap Index Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Duke Funding VI 2.794%, 4/05/05	$645	$644
2.823%, 4/11/05	1,778	1,777
2.833%, 4/15/05	761	761
Independence 2.880%, 10/17/05	1,505	1,505
Laguna ABS/Laguna Corp 2.736%, 4/04/05	1,269	1,269
2.728%, 5/02/05	1,269	1,266
Lakeside Funding 2.800%, 4/08/05	2,030	2,030
Leaf's LLC 2.860%, 4/20/05	1,396	1,396
Liquid Funding 2.840%, 5/25/05	1,269	1,269
Main Street Warehouse 2.837%, 4/22/05	2,538	2,534
Morgan Stanley 2.955%, 7/25/05	2,538	2,538
2.393%, 9/09/05	761	761
Orchard Park 2.846%, 10/06/05	558	558
2.827%, 1/06/06	2,552	2,552
Sigma Finance 2.945%, 5/17/05	178	178
2.945%, 5/17/05	254	254
2.945%, 5/17/05	76	76
Thornburg Mortgage 2.716%, 4/01/05	1,777	1,776
2.756%, 4/07/05	1,269	1,268
Total Commercial Paper		32,482
Corporate Obligations – 10.2%
Allstate Life Global 2.800%, 10/14/05	634	635
2.860%, 10/14/05	2,538	2,538
Bayer Landbank NY 2.840%, 6/24/05	1,142	1,142
2.840%, 6/24/05	1,269	1,269
Blue Heron Funding 2.880%, 5/18/05	711	711
Castle Hill III 3.050%, 9/15/15	761	761
Cheyne High Grade 2.280%, 11/10/39	1,269	1,269
Depfa Bank PLC 2.990%, 6/15/05	1,269	1,269
Duke Funding VI 2.680%, 4/08/05	1,535	1,535
General Electric Capital Corporation 2.860%, 7/09/07	1,269	1,270
Jackson National Life 2.810%, 4/15/05	1,269	1,269
Jefferson Pilot 2.860%, 8/17/05	1,269	1,269
LaSalle Bank NA 2.900%, 8/01/05	634	634
Liquid Funding 2.850%, 6/28/05	1,142	1,142
Merrill Lynch 2.750%, 10/01/05	2,538	2,539
Metlife Global Funding 2.850%, 10/14/05	1,523	1,523
2.890%, 4/28/08	1,066	1,066
Morgan Stanley 2.890%, 12/26/08	1,269	1,269

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Natexis Banq NY 2.955%, 7/12/05	$1,396	$1,396
2.130%, 7/12/05	381	381
Northlake CDO 3.030%, 9/06/05	761	761
Park Place Resecuritization 2.900%, 5/25/05	1,164	1,162
Premium Asset Trust 2.810%, 5/13/05	711	711
2.760%, 7/01/05	3,781	3,781
2.820%, 10/14/05	1,015	1,015
REMAC 1.867%, 9/29/05	1,303	1,309
RMAC 2.790%, 6/12/05	1,292	1,292
SMM Trust 2004 1.930%, 9/23/05	1,392	1,392
Westlb AG New York 2.780%, 3/10/15	1,269	1,269
Total Corporate Obligations		37,579
Money Market Funds – 0.3%
Merrill Lynch Premier Institutional Fund	1,024,677	1,025
Total Money Market Funds		1,025
Other Short-Term Investments – 2.8%
ARLO III 3.010%, 9/28/05	$3,807	3,807
Commonwealth Life 3.115%, 4/01/05 (e)	1,281	1,281
General Electric Capital Assurance 2.770%, 4/01/05	507	507
HBOS Treasury Services 2.710%, 11/01/05	1,396	1,397
ING USA Annuity & Life 2.180%, 6/30/05	3,299	3,299
Total Other Short-Term Investments		10,291
Repurchase Agreements – 16.0%
Bear Stearns 3.045%, dated 3/31/05, matures 4/1/05, repurchase price $2,538,117 (collateralized by commercial loans: Total market value $2,604,729)	2,538	2,538
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $762,748 (collateralized by commercial loans: Total market value $779,988)	761	761
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $5,076,216 (collateralized by various securities: Total market value $5,461,340)	5,076	5,076
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $6,345,266 (collateralized by collateralized U.S. government securities: Total market value $6,471,705)	6,345	6,345
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $507,622 (collateralized by collateralized mortgage obligations: Total market value $533,061)	508	508

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Mid Cap Index Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $507,622 (collateralized by collateralized mortgage obligations: Total market value $533,029)	$508	$508
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $507,622 (collateralized by collateralized mortgage obligations: Total market value $532,978)	507	507
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $253,811 (collateralized by collateralized mortgage obligations: Total market value $266,530)	254	254
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $253,811 (collateralized by collateralized mortgage obligations: Total market value $266,530)	254	254
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $6,345,288 (collateralized by mortgage loans: Total market value $6,474,243)	6,345	6,345
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $5,710,759 (collateralized by mortgage loans: Total market value $5,826,822)	5,710	5,710
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $1,269,561 (collateralized by mortgage loans: Total market value $1,294,863)	1,269	1,269
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $5,076,218 (collateralized by collateralized mortgage obligations: Total market value $5,582,020)	5,076	5,076
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $3,807,176 (collateralized by mortgage loans: Total market value $3,806,853)	3,807	3,807
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $431,479 (collateralized by corporate securities: Total market value $474,620)	431	431
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $3,807,162 (collateralized by corporate securities: Total market value $3,997,275)	3,807	3,807
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $3,172,638 (collateralized by corporate securities: Total market value $3,331,092)	3,172	3,172
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $2,538,108 (collateralized by corporate securities: Total market value $2,664,919)	2,538	2,538
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $1,903,583 (collateralized by corporate securities: Total market value $1,998,696)	1,903	1,903
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $507,622 (collateralized by corporate securities: Total market value $533,025)	507	507

Mid Cap Index Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $7,360,511 (collateralized by U.S. government securities: Total market value $7,514,447)	$7,360	$7,360
Total Repurchase Agreements		58,676
Total Investments Purchased with Proceeds from Securities Lending (Cost $140,053)		140,053
Total Investments – 138.2% (Cost $455,494)		506,498
Other Assets and Liabilities, Net – (38.2)%		(140,114)
Total Net Assets – 100.0%		$366,384

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $136,414,734 at March 31, 2005. See note 2 in Notes to Financial Statements.

(b)  Security considered illiquid and fair valued under guidelines established by the Board of Directors. As of March 31, 2005, the value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(c)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(d)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)  Security has demand features which qualify it as a short-term security. The date disclosed is the next put date.

Cl – Class

REIT – Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Depreciation (000)
S&P Mid Cap 400 Futures Contracts purchased	61	$20,179	Jun. 05	$(443)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Index Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 99.5%
Consumer Discretionary – 15.1%
1-800 Contacts*	1,298	$27
1-800 Flowers*	3,695	28
4Kids Entertainment*	2,306	51
99 Cents Only Stores*	8,180	108
A.C. Moore Arts & Crafts*	2,296	61
Aaron Rents	6,333	127
Action Performance*	2,586	34
Advanced Marketing Services*	2,374	14
ADVO	5,063	190
Aeropostale* (a)	9,201	301
Aftermarket Technology*	2,003	33
Alliance Gaming* (a)	8,585	82
Alloy*	5,605	33
Ambassadors Group	1,336	45
American Greetings, Cl A* (a)	10,695	273
America's Car-Mart*	942	33
Ameristar Casinos*	1,905	104
Applica*	3,269	17
Arbitron*	5,160	221
Arctic Cat	2,294	62
Argosy Gaming*	4,003	184
ArvinMeritor (a)	11,700	181
Asbury Automotive Group*	1,870	29
Avatar Holdings*	770	36
Aztar* (a)	5,740	164
Bandag	1,894	89
Bassett Furniture	1,652	33
Beasley Broadcast Group*	568	10
Beazer Homes USA (a)	6,912	345
Bebe Stores*	1,500	51
Big 5 Sporting Goods*	3,379	83
BJs Restaurants*	1,810	35
Blair	1,359	45
Blount International*	986	17
Blue Nile*	630	17
Bluegreen*	2,710	35
BLYTH	4,750	151
Bob Evans Farms	5,832	137
Bombay Company*	5,931	31
Bon-Ton Stores	610	11
Boyd Gaming	7,558	394
Brookfield Homes	2,487	105
Brookstone*	3,343	54
Brown Shoe	3,023	104
Buckle	1,278	45
Buffalo Wild Wings*	950	36
Build-A-Bear Workshop*	1,510	46
Building Materials Holding	2,241	100
Burlington Coat Factory	2,970	85
Cache*	1,590	22
California Pizza Kitchen*	3,301	77
Callaway Golf	11,225	144
Carmike Cinemas*	1,262	47
Carters*	1,100	44
Casual Male Retail Group*	4,692	30
Catalina Marketing, Cl C* (a)	8,660	225
Cato, Cl A	3,288	106
CBRL Group (a)	7,780	321
CEC Entertainment*	6,236	228
Champion Enterprise*	11,880	112
Charlotte Russe Holding*	1,938	25
Charming Shoppes*	19,199	156
Charter Communications, Cl A* (a)	45,414	73
Cherokee	1,144	38

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Children's Place Retail Stores* (a)	2,808	$134
Christopher & Banks (a)	6,267	110
Churchill Downs	1,277	51
Circle Group Holdings*	3,350	2
CKE Restaurants* (a)	8,632	137
Coachmen Industries	2,354	32
Coldwater Creek*	5,487	101
Collins & Aikman* (a)	6,392	8
Comstock Homebuilding, Cl A*	660	14
Conns*	1,160	22
Cooper Tire & Rubber (a)	10,296	189
Cosi*	3,430	23
Cost Plus*	3,646	98
Courier	1,073	56
Cross Media Marketing* (c)	1,203	-
Crown Media Holdings, Cl A*	2,428	22
CSK Auto*	7,767	137
CSS Industries	947	35
Cumulus Media, Cl A*	8,225	117
Dave & Busters*	1,850	35
Deb Shops	649	18
Deckers Outdoor*	1,490	53
Department 56*	2,207	39
Design Within Reach*	690	11
DHB Industries*	3,957	35
Dicks Sporting Goods* (a)	5,082	187
Dominion Homes*	700	12
Dominos Pizza	4,050	76
Dover Downs Gaming & Entertainment	1,609	20
Dover Motorsports	2,601	13
Dress Barn*	3,454	63
Drew Industries*	1,190	45
Drugstore.com*	7,390	19
Electronics Boutique Holdings*	1,937	83
Emmis Communications, Cl A* (a)	8,178	157
Empire Resorts*	1,430	10
Entravision Communications*	8,050	71
Escalade*	1,310	18
Ethan Allen Interiors	5,500	176
Exide Technologies*	3,340	43
Finish Line, Cl A*	6,330	147
Fisher Communications*	1,097	57
Fleetwood Enterprises* (a)	8,948	78
Fred's (a)	6,596	113
FTD Group*	2,200	27
Furniture Brands International	8,310	181
Gamestop*	6,250	139
Gander Mountain* (a)	1,020	13
Gaylord Entertainment* (a)	5,089	206
Genesco*	3,637	103
Goodyear Tire & Rubber* (a)	25,273	338
Goody's Family Clothing	3,142	28
Gray Television	7,491	108
Great Wolf Resorts*	3,020	75
Group 1 Automotive*	3,252	86
GSI Commerce*	3,230	44
Guess?*	2,483	34
Guitar Center* (a)	4,107	225
Gymboree*	5,097	64
Hancock Fabrics	3,151	23
Handleman	3,693	70
Harris Interactive*	8,780	40
Hartmarx*	3,800	36
Haverty Furniture	3,097	47
Hayes Lemmerz International*	6,300	33
Hibbett Sporting Goods*	3,903	117
Hollinger International	9,576	104

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Hollywood Entertainment*	8,781	$116
Hooker Furniture	1,146	22
Hot Topic* (a)	7,556	165
IHOP	3,409	163
Insight Communications*	7,495	89
Insight Enterprises*	8,087	142
Interactive Data*	6,130	127
Interface, Cl A*	7,388	50
Isle of Capri Casinos*	2,235	59
J. Jill Group*	2,963	41
Jack in the Box*	6,091	226
JAKKS Pacific*	4,227	91
Jarden*	4,538	208
Jo-Ann Stores*	3,147	88
JOS A Bank Clothiers* (a)	1,705	50
Journal Communications	3,370	56
Journal Register*	7,004	117
K2*	6,935	95
Kellwood (a)	4,529	130
Kenneth Cole Productions	1,395	41
Keystone Automotive Industries*	2,533	59
Kimball International	3,502	51
Kirkland's*	1,851	20
Krispy Kreme Doughnuts* (a)	9,160	70
K-Swiss, Cl A	4,362	144
La Quinta (REIT)*	31,362	266
Lakes Entertainment* (a)	2,560	46
Landry's Restaurants (a)	3,108	90
La-Z-Boy	8,780	122
LeapFrog Enterprises* (a)	4,580	52
Levitt, Cl A*	2,559	66
Libbey	2,178	46
Liberty	2,158	88
Life Time Fitness*	2,070	56
Lifetime Hoan	1,200	19
Lin TV, Cl A* (a)	4,477	76
Linens 'N Things* (a)	7,489	186
Lithia Motors	2,385	61
LKQ*	2,430	49
LodgeNet Entertainment*	2,182	41
Lone Star Steakhouse & Saloon	2,544	74
M/I Homes	2,021	99
Magna Entertainment* (a)	6,288	39
Marcus	3,288	67
Marine Products	2,160	36
MarineMax*	1,937	60
Martha Stewart Living* (a)	2,106	48
Mediacom Communications*	10,958	72
Men's Wearhouse* (a)	5,277	223
Meritage Homes*	3,540	209
MicroAge* (c)	3,579	-
Midas*	2,582	59
Modine Manufacturing	3,968	116
Monaco Coach	4,359	70
Monro Muffler Brake*	1,563	40
Movado Group	2,538	47
Movie Gallery (a)	4,095	117
MTR Gaming Group*	3,874	48
Multimedia Games*	3,944	31
National Presto Industries*	783	32
Nautilus Group	4,775	113
Navarre* (a)	3,710	30
Navigant International*	2,337	32
Nevada Gold & Casinos*	1,360	17
New York & Company*	1,690	34
Nexstar Broadcasting Group, Cl A*	1,680	12
Noble International (a)	1,060	24

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Oakley	3,449	$44
O'Charley's*	3,541	77
OshKosh B' Gosh, Cl A	1,111	34
Overstock.com* (a)	2,014	87
Oxford Industries	2,216	81
P.F. Chang's China Bistro*	4,271	255
Palm Harbor Homes*	1,584	26
Panera Bread, Cl A*	4,734	268
Papa John's International*	1,942	67
Party City*	1,908	28
Paxson Communications*	7,566	5
Payless ShoeSource* (a)	11,358	179
PC Mall*	1,380	17
Penn National Gaming*	10,628	312
Pep Boys – Manny Moe & Jack	9,730	171
Perry Ellis International*	1,025	23
PetMed Express*	1,640	12
Phillips Van-Heusen	4,025	107
Pinnacle Entertainment*	6,640	111
Playboy Enterprises, Cl B*	3,264	42
Prestige Brand Holdings*	4,680	83
Priceline.com* (a)	3,986	100
PRIMEDIA*	22,191	97
ProQuest*	3,997	145
Provide Commerce*	730	21
Pulitzer	1,396	89
Quiksilver*	9,820	285
R.H. Donnelley* (a)	3,830	222
RARE Hospitality International*	5,669	175
RC2*	2,751	94
Reader's Digest Association, Cl A	17,060	295
Reading International, Cl A*	2,407	17
Red Robin Gourmet Burgers*	1,996	102
Regent Communication*	5,813	31
Rent-Way*	4,376	36
Restoration Hardware*	4,393	25
Retail Ventures*	2,210	20
Rush Enterprises*	1,410	24
Russ Berrie and Company	1,309	25
Russell	4,775	86
Ryans Restaurant Group*	7,042	102
Saga Communications, Cl A*	2,474	40
Salem Communications*	1,600	33
Sauer-Danfoss	1,680	38
Scholastic*	5,040	186
Scientific Games, Cl A* (a)	12,898	295
SCP Pool*	8,899	284
Select Comfort*	6,078	124
Sharper Image*	1,960	33
Shoe Carnival*	1,228	21
Shopko*	4,736	105
Shuffle Master*	5,833	169
Sinclair Broadcast Group, Cl A*	7,468	60
Six Flags*	15,524	64
Skechers USA*	3,312	51
Skyline	1,134	44
Sonic*	9,908	331
Sonic Automotive, Cl A	4,615	105
Source Interlink Companies*	3,281	37
Spanish Broadcasting System*	6,168	63
Speedway Motorsports	2,468	88
Sports Authority* (a)	3,794	104
Sports Resorts International*	367	1
Stage Stores*	3,128	120
Stamps.com*	2,828	47
Standard Motor Products	2,008	24
Stanley Furniture	937	44

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Steak 'N Shake*	4,258	$82
Stein Mart*	4,130	93
Steinway Musical Instruments*	1,124	34
Steven Madden*	1,929	32
Stoneridge*	2,619	32
Strattec Security*	618	33
Stride Rite	6,103	81
Sturm, Ruger & Company	3,531	24
Sunterra*	3,100	47
Superior Industries (a)	3,984	105
Systemax*	1,610	9
TBC*	3,297	92
Technical Olympic USA*	1,537	47
Tempur-Pedic International* (a)	3,080	57
Tenneco Automotive*	7,432	93
Texas Roadhouse, Cl A*	1,770	50
Thomas Nelson	1,678	40
Thor Industries (a)	6,038	181
TiVo* (a)	7,620	39
Too* (a)	5,741	142
Tractor Supply*	5,248	229
Trans World Entertainment*	3,875	57
Triarc, Cl B	5,962	82
Tuesday Morning*	4,299	124
Tupperware (a)	8,693	177
UniFirst	1,506	60
United Auto Group	3,200	89
Universal Electronics*	2,331	39
Vail Resorts*	3,273	83
Valassis Communications*	8,650	302
ValueVision Media*	3,000	37
Visteon* (a)	21,822	125
Warnaco Group, Cl A*	7,739	186
WCI Communities* (a)	5,645	170
WESCO International*	3,353	94
West Marine* (a)	2,238	48
Weyco Group	410	18
William Lyon Homes*	701	54
Winnebago Industries (a)	4,332	137
WMS Industries* (a)	3,237	91
Wolverine World Wide	9,906	213
Yankee Candle*	7,702	244
Young Broadcasting, Cl A*	2,694	23
Zale* (a)	9,014	268
		27,380
Consumer Staples – 2.9%
Alico*	593	31
American Italian Pasta* (a)	2,674	73
Arden Group, Cl A	216	15
Boston Beer, Cl A*	410	9
Cal-Maine Foods (a)	2,500	20
Casey's General Stores	8,339	150
Central European Distribution*	1,947	65
Central Garden & Pet*	2,816	124
Chattem*	2,693	120
Chiquita Brands International* (a)	6,165	165
Coca-Cola Bottling	664	35
Corn Products International	12,112	315
Darling International*	11,020	44
Delta & Pine Land	6,307	170
DIMON (a)	7,527	47
Elizabeth Arden*	3,739	89
Farmer Brothers	1,130	27
Flowers Foods	5,929	167
Gold Kist*	2,290	36
Great Atlantic & Pacific Tea* (a)	2,758	41

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Hain Celestial Group*	4,303	$80
Hansen Natural*	1,000	60
Ingles Markets, Cl A	1,710	23
Inter Parfums	841	12
J&J Snack Foods*	1,044	49
John B. Sanfilippo & Son*	1,048	26
Lancaster Colony	4,350	185
Lance	4,278	69
Longs Drug Stores (a)	5,038	172
M & F Worldwide*	1,695	23
Mannatech	2,370	46
Maui Land & Pineapple*	542	23
MGP Ingredients	1,320	11
Nash-Finch (a)	2,055	78
National Beverage*	1,300	11
Natures Sunshine Product	1,748	30
NeighborCare*	6,271	183
Nu Skin Enterprises (a)	8,773	197
Omega Protein*	992	7
Pantry*	1,940	60
Pathmark Stores*	5,021	32
Peets Coffee & Tea*	1,964	48
Performance Food Group*	7,700	213
Playtex Products*	5,800	52
Ralcorp Holdings*	4,882	231
Rayovac* (a)	8,316	346
Revlon*	24,357	70
Ruddick	5,509	128
Sanderson Farms	1,722	74
Seaboard	58	62
Smart & Final*	2,085	25
Standard Commercial	1,695	32
Star Scientific* (a)	4,897	26
Topps	5,913	54
United Natural Foods*	6,674	191
Universal	3,744	171
Usana Health Sciences*	1,678	79
Vector Group	3,995	61
WD-40 Company	2,846	92
Weis Markets	1,191	44
Wild Oats Markets* (a)	4,829	51
		5,170
Energy – 6.6%
Atlas America*	380	14
Atwood Oceanics*	1,961	130
Berry Petroleum, Cl A	3,015	155
Bill Barrett*	1,430	41
Brigham Exploration*	4,230	39
Cabot Oil & Gas	5,551	306
Cal Dive International* (a)	6,448	292
Callon Petroleum*	2,090	32
Carbo Ceramics	2,079	146
Cheniere Energy*	4,470	288
Cimarex Energy* (a)	6,907	269
Clayton Williams Energy*	844	22
Comstock Resources* (a)	5,783	166
Crosstex Energy	340	15
Delta Petroleum*	4,450	65
Denbury Resources*	9,217	325
Dril-Quip*	1,083	33
Edge Petroleum*	2,160	36
Encore Acquisition*	3,997	165
Energy Partners*	4,170	108
Forest Oil* (a)	8,400	340
Frontier Oil	4,192	152
FX Energy*	5,160	59

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Giant Industries*	1,760	$45
Global Industries*	13,553	127
Grey Wolf*	30,933	203
Gulf Island Fabrication	686	16
GulfMark Offshore*	2,407	62
Hanover Compressor*	12,953	156
Harvest Natural Resources*	5,996	71
Helmerich & Payne (a)	8,300	329
Holly	3,250	121
Hornbeck Offshore Services*	1,010	25
Houston Exploration*	2,126	121
Hydril*	2,642	154
Input/Output* (a)	10,628	69
KCS Energy*	8,163	125
Key Energy Services*	22,010	252
KFX* (a)	8,146	109
Lone Star Technologies*	4,834	191
Lufkin Industries	1,198	58
Magnum Hunter Resources*	14,628	236
Matrix Service* (a)	2,864	12
Maverick Tube*	7,026	228
McMoRan Exploration* (a)	2,994	60
Meridian Resource*	10,160	52
Mission Resources*	7,660	54
Newpark Resources*	13,988	82
NGP Capital Resources*	2,700	43
NS Group*	3,057	96
Oceaneering International*	4,164	156
Offshore Logistics*	3,372	112
Oil States International*	4,851	100
Overseas Shipholding Group	4,535	285
Parker Drilling*	15,735	90
Penn Virginia	3,044	140
Petroleum Developement*	2,715	102
Plains Exploration & Production*	12,986	453
Quicksilver Resources* (a)	4,974	242
Range Resources	13,233	309
Remington Oil & Gas*	3,607	114
Resource America, Cl A	2,477	87
RPC	2,382	36
Seabulk International*	972	20
SEACOR Holdings*	3,099	198
Southwestern Energy*	6,080	345
Spinnaker Exploration*	4,189	149
St. Mary Land & Exploration	4,768	239
Stone Energy*	3,842	187
Superior Energy Services*	9,047	156
Swift Energy*	4,695	134
Syntroleum*	4,680	57
Tesoro Petroleum* (a)	10,937	405
Tetra Technologies*	3,727	106
TODCO*	2,010	52
TransMontaigne*	3,458	28
Unit*	6,360	287
Universal Compression Holdings*	2,875	109
Veritas DGC* (a)	5,678	170
Vintage Petroleum (a)	8,571	270
W&T Offshore	940	20
Warren Resources*	2,830	30
W-H Energy Services*	4,086	98
Whiting Petroleum*	4,540	185
World Fuel Services	3,734	118
		11,884
Financials – 21.4%
1st Source	1,968	42
21st Century Insurance Group	3,694	52
Aames Investment	6,890	57

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
ABC Bancorp	1,956	$33
Abington Community Bancorp*	1,089	14
Acadia Realty Trust	4,452	72
Accredited Home Lenders Holdings*	2,895	105
Ace Cash Express*	1,500	34
Advance America Cash Advance Centers	10,070	156
Advanta, Cl B	3,278	75
Affiliated Managers Group* (a)	4,048	251
Affirmative Insurance	1,560	23
Affordable Residential Communities	4,120	52
Alabama National	2,178	135
Alexander's (REIT)*	377	91
Alexandria Real Estate Equities	3,234	208
Alfa	5,506	80
AMCORE Financial	4,191	118
American Campus Communities	2,010	42
American Equity Investment Life Holding	3,590	46
American Financial Realty (a)	18,300	268
American Home Mortgage Investment (REIT)	5,791	166
American Physicians Capital*	1,423	49
American West Bancorp*	1,708	33
AmerUS Group, Cl A	6,579	311
AMLI Residential Properties Trust (REIT)	4,219	116
Anchor Bancorp	3,288	92
Anthracite Capital (REIT)	8,883	99
Anworth Mortgage Asset (REIT)	7,452	71
Apollo Investment	10,350	174
Arbor Realty Trust	1,170	29
Archipelago Holdings*	1,770	31
Ares Capital	1,840	30
Argonaut Group*	4,136	88
Arrow Financial	1,483	40
Ashford Hospitality Trust	4,540	46
Asta Funding	1,550	33
Atlantic Coast Federal	980	12
Baldwin & Lyons, Cl B	1,340	35
BancFirst	538	37
Bancorp Bank*	1,322	19
BancorpSouth	12,890	266
BancTrust Financial Group	1,427	29
Bank Mutual	12,304	145
Bank of Granite	2,259	42
Bank of the Ozarks	1,774	56
BankAtlantic Bancorp	7,096	123
BankUnited Financial*	4,458	120
Banner	1,677	45
Bedford Property Investors (REIT)	2,421	53
Berkshire Hills Bancorp	894	30
Beverly Hills Bancorp	2,210	24
BFC Financial*	1,438	14
Bimini Mortgage Management	3,150	44
BioMed Realty Trust	5,240	108
BKF Capital Group*	1,020	41
Boston Private Financial	4,555	108
Brandywine Realty Trust (REIT)	7,937	225
Bristol West Holdings*	2,520	39
Brookline Bancorp	9,852	147
Bryn Mawr Bank	1,174	24
Calamos Asset Management*	3,870	104
Camden National	1,288	46
Capital Automotive (a)	6,086	202
Capital City Bank Group	1,594	65
Capital Corporation of the West	832	39
Capital Crossing Bank*	710	23
Capital Lease Funding	3,780	42
Capital Southwest	460	36
Capital Trust	1,960	65
Capitol Bancorp	1,701	51

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Capstead Mortgage (REIT) (a)	2,972	$25
CarrAmerica Realty (a)	9,020	285
Cascade Bancorp	2,775	54
Cash America International	4,733	104
Cathay General Bancorp	7,306	230
CB Richard Ellis Group*	4,250	149
Cedar Shopping Centers	2,750	39
Center Financial	1,602	28
Central Coast Bancorp*	1,866	31
Central Pacific Financial	4,757	160
Century Bancorp, Cl A	714	20
Ceres Group*	5,030	27
Charter Financial	665	22
CharterMac	7,527	162
Chemical Financial	4,194	136
Chittenden	7,676	200
Citizens*	5,630	32
Citizens Banking	7,231	212
Citizens First Bancorp	1,424	32
City Bank	1,288	42
City Holdings	2,790	82
Clark*	2,695	42
Clifton Savings Bancorp	2,290	26
CNA Surety*	2,596	35
Coastal Financial	2,590	39
CoBiz	2,145	42
Cohen & Steers	1,250	21
Collegiate Funding Services*	1,330	21
Colonial Properties Trust (REIT)	3,164	122
Columbia Bancorp – Maryland	969	31
Columbia Banking System	2,628	62
Commerce Group	4,090	254
Commercial Capital Bancorp* (a)	6,066	123
Commercial Federal	6,797	188
Commercial Net Lease Realty (REIT)	8,616	159
Community Bank System	4,510	103
Community Banks	1,781	45
Community Trust Bancorp	2,187	63
CompuCredit*	3,112	83
Consolidated-Tomoka Land	943	54
Cornerstone Realty Income Trust (REIT)	8,366	83
Corporate Office Properties Trust (REIT)	6,089	161
Correctional Properties Trust (REIT)	1,834	46
Corus Bankshares	2,596	124
Cousins Properties	5,990	155
Crawford & Company	2,143	15
Credit Acceptance*	1,780	35
CRT Properties	4,700	102
CVB Financial	7,643	139
Danielson Holding*	7,650	132
Delphi Financial Group	4,121	177
Digital Realty Trust	3,370	48
Dime Community Bancshares	5,164	79
Direct General	2,640	54
Dollar Financial*	1,260	15
Donegal Group, Cl A	1,400	25
Downey Financial	3,270	201
East West Bancorp (a)	8,388	310
EastGroup Properties (REIT)	3,501	132
ECC Capital (REIT)*	9,580	57
Education Realty Trust (REIT)*	3,180	53
EMC Insurance Group	1,018	19
Encore Capital Group*	2,020	29
Enstar Group*	572	34
Entertainment Properties Trust (REIT)	4,284	177
Equity Inns (REIT)	8,422	93
Equity Lifestyle Properties	3,666	129

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Equity One (REIT)	5,668	$117
eSPEED, Cl A*	4,019	37
Essex Property Trust (REIT) (a)	3,815	264
EuroBancshares*	1,350	23
Extra Space Storage	3,720	50
F.N.B	8,420	161
F.N.B. – Virginia	1,207	31
Farmers Capital Bank	1,005	34
FBL Financial Group, Cl A	2,072	58
Federal Agricultural Mortgage, Cl C	1,406	25
FelCor Lodging Trust (REIT)*	8,195	102
Fidelity Bankshares	3,387	78
Fieldstone Investment (REIT)*	7,752	113
Financial Federal	2,884	102
Financial Institutions	1,345	27
First Acceptance*	3,410	36
First Bancorp – North Carolina	1,861	42
First Bancorp of Puerto Rico	5,740	243
First Busey	2,214	43
First Cash Financial Services*	1,960	42
First Charter	4,995	113
First Citizens Bancshares, Cl A	1,015	149
First Commonwealth Financial – Pennsylvania	11,723	161
First Community Bancorp	2,175	96
First Community Bancshares – Nevada	1,670	47
First Financial – Indiana	2,258	67
First Financial Bancorp – Ohio	5,854	107
First Financial Bankshares	2,280	102
First Financial Holdings	2,007	56
First Indiana	1,971	48
First Industrial Realty Trust (REIT)	6,644	251
First Merchants	3,090	80
First Midwest Bancorp	7,730	251
First Niagara Financial Group	19,805	262
First Oak Brook Bancshares	1,121	33
First of Long Island	570	24
First Place Financial	2,274	42
First Republic Bank – California	3,249	105
First State Bancorp – New Mexico	2,548	43
FirstBank Fractional Shares (c)	-	-
FirstFed Financial*	2,833	145
Flagstar Bancorp (a)	5,244	103
Flushing Financial	2,824	51
FPIC Insurance Group*	1,340	43
Franklin Bank*	1,770	31
Frontier Financial	2,699	102
Gabelli Asset Management	1,103	49
Gables Residential Trust (REIT)	4,879	162
GATX (a)	8,227	273
GB&T Bancshares	1,707	37
Getty Realty (REIT)	2,929	75
GFI Group*	510	14
Glacier Bancorp	4,088	125
Gladstone Capital	1,582	34
Glenborough Realty Trust (REIT)	4,834	92
Glimcher Realty Trust (REIT)	5,922	140
Global Signal	1,600	48
GMH Communities Trust	4,820	56
Gold Banc	6,686	94
Government Properties Trust	3,220	32
Gramercy Capital	1,570	31
Great Southern Bancorp	1,726	56
Greater Bay Bancorp (a)	8,568	209
Greenhill & Company	840	30
Hancock Holding	4,638	151
Hanmi Financial	4,916	81
Harbor Florida Bancshares	3,474	118

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Harleysville Group	2,158	$43
Harleysville National	4,428	94
Harris & Harris Group*	2,590	31
Healthcare Realty Trust (REIT)	7,710	281
Heartland Financial USA	1,660	33
Heritage Property Investment Trust (REIT)	4,534	135
Highland Hospitality	5,770	60
Highwoods Properties (REIT)	8,652	232
Hilb, Rogal & Hobbs	5,112	183
Home Federal Bancorp*	1,025	12
Home Properties (REIT)	5,466	212
HomeBanc	7,010	62
Horace Mann Educators	7,127	126
Horizon Financial	1,750	33
IBERIABANK	1,050	59
IMPAC Mortgage Holdings (REIT)	12,547	241
Independence Holdings	765	14
Independent Bank	2,457	71
Independent Bank – Michigan	3,097	89
Infinity Property & Casualty	3,449	108
Innkeepers USA Trust (REIT)	6,191	80
Integra Bank	2,552	57
Interchange Financial Services	2,754	48
Investment Technology Group*	7,495	131
Investors Real Estate Trust (REIT)	7,096	66
Irwin Financial	2,925	67
ITLA Capital*	888	44
Jones Lang LaSalle*	5,322	248
Kansas City Life Insurance	138	7
Kearny Financial*	3,281	36
K-Fed Bancorp	950	12
Kilroy Realty (REIT) (a)	4,741	194
Kite Realty Group Trust	3,230	47
KNBT Bancorp	5,100	78
Knight Trading Group* (a)	18,211	175
Kramont Realty Trust (REIT)	4,019	94
LaBranche*	8,830	82
Ladenburg Thalman Financial Services*	958	1
Lakeland Bancorp	2,862	45
Lakeland Financial	972	37
LandAmerica Financial Group	2,988	149
Lasalle Hotel Properties (REIT)	4,918	143
Lexington Corporate Properties Trust (REIT) (a)	8,039	176
LTC Properties (REIT)	2,458	43
Luminent Mortgage Capital	6,090	67
Macatawa Bank	1,543	52
MAF Bancorp	3,953	164
Maguire Properties	5,670	135
Main Street Banks	2,471	65
MainSource Financial Group	1,633	36
MarketAxess Holdings*	850	10
Marlin Business Services*	990	20
MB Financial	3,217	123
MBT Financial	2,408	45
MCG Capital	5,791	89
Mercantile Bank	1,201	49
MeriStar Hospitality (REIT)*	16,091	113
Metris*	5,380	62
MFA Mortgage Investments (REIT)	13,828	105
Mid-America Apartment Communities (REIT)	2,973	109
Midland	1,512	48
Mid-State Bancshares	3,932	105
Midwest Banc Holdings	1,799	36
Mission West Properties (REIT)	2,968	31
MortgageIT Holdings (a)	2,430	39
Nara Bancorp	3,068	43
NASB Financial	510	20

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
National Financial Partners	5,630	$224
National Health Investors (REIT)	3,641	95
National Penn Bancshares	5,742	141
National Western Life Insurance, Cl A*	361	62
Nationwide Health Properties (REIT)	11,209	227
Navigators Group*	1,432	47
NBT Bancorp	5,495	123
Nelnet*	1,350	43
NetB@nk	7,741	66
New Century Financial (REIT)	7,620	357
Newcastle Investment (REIT)	6,039	179
Northwest Bancorp	3,149	67
NovaStar Financial (REIT) (a)	4,542	164
NYMAGIC	550	13
Oak Hill Financial	580	20
OceanFirst Financial	1,493	34
Ocwen Financial* (a)	6,370	51
Ohio Casualty*	10,342	238
Old National Bancorp	11,623	236
Old Second Bancorp	2,236	67
Omega Financial	1,905	57
OMEGA Healthcare Investors (REIT)	8,026	88
optionsXpress Holdings*	3,440	56
Oriental Financial Group	3,241	76
Origen Financial	1,370	9
Orleans Homebuilders*	516	9
Pacific Capital Bancorp	7,586	226
Park National	2,180	245
Parkway Properties (REIT)	1,871	87
Partners Trust Financial Group	5,159	55
Peapack-Gladstone Financial	1,209	33
PennFed Financial Services	1,452	22
PennRock Financial Savings	1,283	45
Pennsylvania (REIT)	5,245	211
Peoples Bancorp – Ohio	1,771	48
Peoples Holding Company	1,497	47
PFF Bancorp	3,105	86
Philadelphia Consolidated Holding*	2,977	231
Phoenix Companies (a)	15,787	202
Piper Jaffray Companies*	3,310	121
Placer Sierra Bancshares	970	22
PMA Capital*	4,509	36
Post Properties (REIT)	6,348	197
Prentiss Properties Trust (REIT)	7,299	249
Presidential Life	3,553	58
PrivateBancorp	2,742	86
ProAssurance*	4,408	174
Prosperity Bancshares	2,766	73
Provident Bancorp	7,741	95
Provident Bankshares	5,430	179
Provident Financial Holdings	842	25
Provident Financial Services	11,926	204
PS Business Parks (REIT)	2,629	106
QC Holdings*	830	12
R&G Financial	4,641	145
RAIT Investment Trust (REIT)	4,297	115
Ramco-Gershenson Properties Trust (REIT)	2,376	65
Realty Income (REIT)	12,620	289
Redwood Trust (REIT) (a)	2,962	152
Republic Bancorp	11,745	159
Republic Bancorp, Cl A – Kentucky	1,427	32
Rewards Network*	2,664	11
Riggs National	2,928	56
RLI	3,733	155
Royal Bancshares of Pennsylvania, Cl A	727	17
S&T Bancorp	3,952	140
Safety Insurance Group	1,669	52

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Sanders Morris Harris Group	2,010	$36
Sandy Spring Bancorp	2,422	78
Santander Bancorp	876	23
Saul Centers (REIT)	2,191	70
Saxon Capital	9,180	158
SCBT Financial	1,353	41
Seacoast Banking	1,932	38
Security Bank	778	32
Selective Insurance Group	4,627	214
Senior Housing Properties Trust (REIT) (a)	8,946	149
Signature Bank*	1,040	28
Silicon Valley Bancshares*	5,895	260
Simmons First National, Cl A	2,449	61
Smithtown Bancorp	870	24
Southern Community Financial	2,480	23
Southside Bancshares	1,635	34
Southwest Bancorp – Oklahoma	1,784	33
Southwest Bancorp of Texas	11,458	210
Sovran Self Storage (REIT)	2,481	98
Spirit Finance (REIT)	11,270	122
State Auto Financial	2,248	60
State Bancorp	1,350	35
State Financial Services, Cl A	962	36
Sterling Bancorp	2,696	65
Sterling Bancshares (a)	7,474	106
Sterling Financial – Pennsylvania	3,587	93
Sterling Financial – Washington*	3,784	135
Stewart Information Services (a)	2,840	107
Stifel Financial*	1,206	26
Strategic Hotel Capital	4,990	73
Suffolk Bancorp	1,816	60
Sun Bancorp – New Jersey*	1,618	37
Sun Communities (REIT)	2,688	96
Sunstone Hotel Investors*	4,030	86
Susquehanna Bancshares	7,683	187
SWS Group	2,541	41
SY Bancorp	1,976	43
Tanger Factory Outlet Centers (REIT)	4,540	100
Tarragon Realty Investors* (a)	2,229	45
Taubman Centers (REIT)	8,297	230
Taylor Capital Group	646	21
Tejon Ranch*	1,267	57
Texas Capital Bancshares*	3,540	75
Texas Regional Bancshares, Cl A	6,852	206
TierOne	3,101	73
Tompkins Trustco	1,278	54
Tower Group	2,520	34
Town & Country Trust (REIT)	2,910	77
Tradestation Group*	3,131	19
Trammell Crow*	5,464	112
Triad Guaranty*	1,559	82
TriCo Bancshares	1,870	39
TrustCo Bank Corporation of New York	12,547	144
Trustmark	7,930	230
Trustreet Properties (REIT)	3,802	59
UICI*	6,303	153
UMB Financial	2,519	143
Umpqua Holdings	7,295	170
Union Bankshares	1,448	46
United Bankshares	6,310	209
United Community Banks	4,746	113
United Community Financial	4,503	50
United Fire & Casualty	2,408	81
United PanAm Financial*	774	16
Universal American Financial*	4,773	82
Universal Health Realty Income Trust (REIT)	1,958	55

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Univest Corporation of Pennsylvania	1,270	$51
Unizan Financial	3,628	94
Urstadt Biddle Properties, Cl A (REIT)	3,514	54
USB Holding	2,116	47
USB Holding Company Fractional Share (c)	-	-
USI Holdings*	5,879	69
U-Store-It-Trust	4,700	82
Vesta Insurance Group*	6,020	21
Virginia Commerce Bancorp*	1,136	31
Virginia Financial Group	1,199	39
Washington Real Estate Investment Trust (REIT)	6,967	200
Washington Trust Bancorp	2,203	61
WesBanco	3,146	87
West Bancorp	2,815	48
West Coast Bancorp – Oregon	2,507	60
Westamerica Bancorporation	5,280	273
Western Sierra Bancorp*	1,072	37
Westfield Financial	810	20
Wilshire Bancorp	2,310	30
Winston Hotels (REIT)	3,870	45
Wintrust Financial	3,635	171
World Acceptance*	2,684	69
WSFS Financial	1,001	53
Yardville National Bancorp	1,454	47
Zenith National Insurance	1,774	92
ZipRealty*	770	11
		38,719
Health Care – 11.6%
Abaxis*	2,910	26
Abgenix*	13,707	96
ABIOMED*	2,540	27
Able Laboratories*	3,027	71
Adeza Biomedical*	630	8
Adolor*	6,481	64
Advanced Medical Optics* (a)	5,955	216
Advanced Neuromodulation Systems*	3,379	91
Advancis Pharmaceuticals*	1,400	5
Advisory Board*	2,948	129
Aksys*	1,344	4
Albany Molecular Research*	3,875	40
Alderwoods Group*	6,671	83
Alexion Pharmaceuticals* (a)	4,512	98
Align Technology*	8,687	54
Alkermes*	15,118	157
Alliance Imaging*	2,104	20
Allscripts Healthcare Solutions*	4,570	65
Alpharma, Cl A	6,553	81
AMEDISYS*	2,220	67
America Service Group*	1,770	39
American Healthways* (a)	4,872	161
American Medical Systems*	8,426	145
AMERIGROUP*	8,220	300
AMN Healthcare Services*	1,915	30
Amsurg, Cl A*	5,048	128
Analogic	1,929	83
Animas*	710	14
Antigenetics* (a)	4,236	28
Applera*	12,299	126
Apria Healthcare Group*	8,380	269
Ariad Pharmaceuticals*	8,724	49
Array Biopharma*	5,340	37
Arrow International	3,086	106
Arthrocare*	3,547	101
Aspect Medical Systems*	2,047	44
AtheroGenics* (a)	6,240	82

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Avant Immunotherapeutics*	12,402	$20
Axonyx*	8,550	11
Barrier Therapeutics*	1,090	17
Bentley Pharmaceuticals*	2,565	19
Beverly Enterprises*	18,084	224
BioCryst Pharmaceuticals*	2,730	13
Bioenvision*	5,070	29
Biolase Technology* (a)	3,583	30
BioMarin Pharmaceutical*	10,744	55
Bio-Rad Laboratories, Cl A*	2,900	141
Bio-Reference Labs*	1,400	19
Biosite* (a)	2,158	112
BioVeris*	3,424	18
Bone Care International*	2,607	68
Bradley Pharmaceuticals* (a)	2,259	22
Bruker BioSciences*	3,570	13
CancerVax*	2,760	18
Candela*	3,208	29
Caraco Pharmaceutical Laboratories*	1,510	12
Cardiac Science* (a)	12,239	14
CardioDynamics International*	6,011	18
Cell Genesys*	7,457	34
Cell Therapeutics* (a)	10,266	37
Centene* (a)	6,892	207
Cepheid*	6,965	67
Cerner* (a)	4,749	249
Chemed	2,027	155
Ciphergen Biosystems*	3,864	11
Closure Medical*	1,149	31
Computer Programs & Systems	1,089	31
Conceptus*	4,252	33
CONMED*	4,966	150
Connetics* (a)	5,300	134
Conor Medsystems*	1,330	22
Corcept Therapeutics*	750	3
Corgentech*	1,280	3
Corixa*	10,013	31
Corvel*	1,056	23
Cross Country Healthcare*	3,833	64
CTI Molecular Imaging*	5,194	105
Cubist Pharmaceuticals*	8,343	89
CuraGen*	7,184	30
Curis*	7,970	29
CV Therapeutics*	6,019	123
Cyberonics*	2,889	128
Cypress Biosciences*	4,900	45
Cytogen*	2,590	15
Cytokinetics*	1,260	8
Datascope	1,966	60
deCODE Genetics*	8,010	46
Dendreon*	9,743	53
Dendrite International*	6,024	85
DepoMed*	3,520	14
Diagnostic Products	3,638	176
Digene* (a)	2,342	49
Discovery Laboratories*	8,889	50
Diversa*	3,947	20
DJ Orthopedics*	2,982	75
DOV Pharmaceutical*	2,356	32
Durect*	5,064	18
DUSA Pharmaceuticals*	2,500	22
Dyax*	4,370	14
Dynavax Technologies*	1,040	5
Eclipsys*	6,101	94
Emageon*	940	17
Encore Medical*	6,280	34

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Encysive Pharmaceuticals* (a)	9,616	$98
Enzo Biochem*	4,228	61
Enzon*	7,397	75
EPIX Medical*	3,807	27
eResearch Technology*	7,423	87
Exactech*	1,015	17
Exelixis*	11,269	76
E-Z-EM*	1,100	13
First Horizon Pharmaceutical*	4,380	74
FoxHollow Technologies*	780	22
Genaera*	9,590	22
Genelabs Technologies*	15,140	9
Genencor International*	1,369	26
Genesis HealthCare*	3,315	142
Genta*	10,118	11
Gentiva Health Services*	4,213	68
Geron*	9,014	55
GTx*	910	8
Guilford Pharmaceuticals*	7,331	17
Haemonetics*	2,751	116
Hanger Orthopedic Group*	3,575	21
HealthExtras*	3,119	52
Hollis-Eden Pharmaceuticals*	2,299	16
Hologic*	3,403	108
Hooper Holmes	9,553	37
Human Genome Sciences* (a)	21,540	199
ICU Medical* (a)	1,761	63
Idenix Pharmaceuticals*	980	19
IDX Systems*	3,463	120
I-Flow*	3,030	48
Illumina*	4,850	39
Immucor*	7,422	224
Immunicon*	1,010	6
ImmunoGen*	6,107	32
Immunomedics*	7,526	18
Impax Laboratories* (a)	8,115	130
Incyte*	11,675	80
Indevus Pharmaceuticals*	6,902	19
InKine Pharmaceuticals*	8,120	25
Inspire Pharmaceuticals*	7,019	57
Integra LifeSciences* (a)	3,388	119
InterMune*	4,787	53
IntraLase*	1,290	22
Intuitive Surgical* (a)	5,563	253
Invacare	4,309	192
Inverness Medical Innovations*	2,240	53
Isis Pharmaceuticals*	8,646	33
Isolagen*	3,690	23
Ista Pharmaceuticals*	1,760	17
IVAX Diagnostics*	1,030	4
Kensey Nash* (a)	1,588	43
Keryx Biopharmaceuticals*	3,610	48
Kindred Healthcare*	4,396	154
Kos Pharmaceuticals*	1,992	83
Kosan Biosciences*	3,520	14
K-V Pharmaceutical, Cl A* (a)	5,957	138
Kyphon* (a)	3,880	98
LabOne* (a)	2,858	99
Lannet*	1,156	7
Laserscope*	3,021	96
LCA-Vision	2,580	86
Lexicon Genetics*	10,568	54
LifeCell*	4,740	42
Lifeline Systems*	1,852	56
Lifepoint Hospitals* (a)	6,349	279
Ligand Pharmaceuticals* (a)	12,453	71
Luminex*	4,475	34

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Magellan Health Services*	4,540	$155
MannKind*	2,160	31
Marshall Edwards* (a)	1,200	10
Matria Healthcare*	2,580	79
Matthews International, Cl A	5,373	176
Maxim Pharmaceuticals*	4,740	8
Maxygen*	3,755	32
Medarex*	17,104	122
MedCath*	1,010	30
Medical Action Industries*	1,357	26
Medical Staffing Network Holdings*	2,027	13
Medicines* (a)	8,044	182
Mentor (a)	6,782	218
Merge Technologies*	1,830	32
Merit Medical Systems*	3,910	47
Micro Therapeutics*	1,961	8
Microtek Medical Holdings*	7,170	26
Mine Safety Appliances	3,596	139
Molecular Devices*	2,600	49
Molina Healthcare*	1,730	80
Momenta Pharmaceuticals*	1,020	9
Myogen*	3,180	25
Myriad Genetics* (a)	5,173	95
NABI Biopharmaceuticals*	9,701	121
Nanogen*	7,970	28
National Healthcare*	1,123	38
NDCHealth* (a)	6,008	96
NeoPharm*	2,872	22
Neose Technologies*	3,733	10
Neurogen*	4,170	30
Nitromed*	1,920	33
Northfield Laboratories*	3,970	45
Noven Pharmaceuticals*	3,898	66
NPS Pharmaceuticals*	6,282	79
Nutraceutical International*	1,170	19
NuVasive*	1,080	14
Nuvelo*	6,089	40
OCA* (a)	7,046	30
Occulogix*	1,410	12
Odyssey Healthcare*	5,725	67
Omnicell*	3,629	26
Onyx Pharmaceuticals* (a)	5,847	183
Option Care*	2,210	46
OraSure Technologies*	6,624	49
OrthoLogic*	6,408	32
Orthovita*	7,750	26
Oscient Pharmaceuticals*	10,130	24
Owens & Minor	5,348	146
Pain Therapeutics*	5,347	27
Palatin Technologies*	8,787	21
Palomar Medical Technologies*	2,000	54
Par Pharmaceutical Companies* (a)	5,720	191
PAREXEL International*	4,361	102
PDI*	1,410	29
Pediatrix Medical Group* (a)	3,707	254
Penwest Pharmaceuticals*	3,263	40
Peregrine Pharmaceuticals*	20,982	31
Perrigo	10,203	195
Per-Se Technologies*	3,783	58
Pharmacyclics*	3,270	26
Pharmion*	2,480	72
Pharmos*	15,900	10
PolyMedica	4,386	139
Possis Medical*	2,679	22
POZEN*	4,002	21
PRA International*	1,380	37

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Praecis Pharmaceuticals*	8,735	$9
Priority Healthcare, Cl B*	4,818	104
Progenics Pharmaceutical*	1,965	33
Province Healthcare* (a)	8,322	200
ProxyMed Pharmacy*	1,000	9
PSS World Medical*	11,251	128
Psychiatric Solutions*	2,320	107
Quidel*	5,272	21
Radiation Therapy Services*	910	17
Regeneration Technologies*	3,873	40
Regeneron Pharmaceutical*	6,330	32
RehabCare Group*	2,705	78
Renovis*	1,000	8
Res-Care*	2,910	36
Rigel Pharmaceuticals*	1,810	29
Salix Pharmaceuticals*	6,005	99
Santarus*	1,400	7
SciClone Pharmaceuticals*	7,438	21
Seattle Genetics*	5,207	27
Serologicals* (a)	5,700	139
SFBC International* (a)	2,104	74
Sierra Health Services* (a)	3,876	247
Sonic Innovations*	3,070	17
SonoSite* (a)	2,456	64
Specialty Laboratories*	1,331	13
Stereotaxis*	930	7
STERIS*	11,650	294
Stewart Enterprises, Cl A*	17,824	110
Sunrise Senior Living*	2,710	132
SuperGen*	8,470	41
SurModics* (a)	2,367	76
Sybron Dental Specialties*	6,429	231
Symbion*	1,380	29
Symmetry Medical*	1,340	25
Tanox*	3,962	38
Techne*	6,823	275
Telik*	7,928	120
Tercica*	950	7
Third Wave Technologies*	4,685	27
Thoratec*	7,554	92
Transkaryotic Therapies*	4,938	123
Trimeris*	2,604	29
TriPath Imaging*	4,594	32
TriZetto Group*	4,672	44
United Surgical Partners*	4,742	217
United Therapeutics* (a)	3,184	146
Urologix*	2,350	11
Valeant Pharmaceuticals International	13,980	315
Varian*	5,791	219
Ventana Medical Systems*	4,566	171
Ventiv Health*	3,080	71
Vertex Pharmaceuticals*	13,205	124
ViaCell*	1,260	10
Viasys Healthcare*	5,138	98
Vicuron Pharmaceuticals*	8,652	136
Vion Pharmaceuticals*	9,240	26
VistaCare, Cl A*	1,502	31
VISX*	8,085	190
Vital Signs	951	38
VNUS Medical Technologies*	910	11
WellCare Group*	1,530	47
West Pharmaceutical Services	5,002	120
Wilson Greatbatch Technologies*	3,569	65
Wright Medical Group*	4,431	106
Young Innovations	780	29
ZILA*	7,570	31

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Zoll Medical*	1,539	$35
ZymoGenetics*	3,237	49
		21,065
Industrials – 14.5%
A.O. Smith	2,844	82
A.S.V.*	1,302	52
AAON*	1,459	24
AAR*	5,377	73
ABM Industries	6,267	121
Aceto	3,993	30
Actuant, Cl A* (a)	4,404	198
Acuity Brands (a)	7,106	192
Administaff*	3,607	53
AirTran Holdings* (a)	14,250	129
Alaska Air Group* (a)	4,665	137
Albany International, Cl A	4,377	135
Alexander & Baldwin (a)	7,059	290
Amerco*	1,550	72
America West Holdings, Cl B* (a)	5,858	32
American Reprographics*	950	14
American Superconductor*	4,160	42
American Woodmark	1,784	65
Ameron International	1,373	49
Angelica	1,489	42
Apogee Enterprises	4,582	65
Applied Industrial Technology	4,285	117
Applied Signal Technology	1,656	38
Arkansas Best (a)	3,676	139
Armor Holdings*	4,813	179
Artesyn Technologies* (a)	5,736	50
Asset Acceptance Capital*	1,310	25
Astec Industries*	2,301	51
Aviall*	3,935	110
Baldor Electric	5,497	142
Banta	4,152	178
Barnes Group	2,514	68
BE Aerospace*	10,060	121
Beacon Roofing Supply*	2,300	50
Bowne & Company	5,842	88
Brady, Cl A	6,070	196
Bright Horizons Family Solutions*	4,410	149
Bucyrus International	2,080	81
C&D Technologies	4,216	43
Capstone Turbine*	13,890	22
Cascade	1,776	62
Casella Waste Systems*	3,279	43
CDI	2,057	46
Central Freight Lines*	1,430	5
Central Parking	3,089	53
Century Business Services*	10,541	43
Ceradyne*	3,994	89
Charles River Associates*	1,699	84
Circor International	2,564	63
CLARCOR	4,157	216
Coinstar*	4,058	86
Color Kinetics*	670	7
Comfort Systems USA*	6,420	50
Commercial Vehicle Group*	1,650	33
CompX International*	570	10
Consolidated Graphics*	1,887	99
Continental Airlines, Cl B* (a)	11,241	135
Cornell Companies*	2,222	28
Corrections Corporation of America*	6,481	250
CoStar Group*	2,676	99
Covenant Transport, Cl A*	1,453	26

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Cubic	2,610	$49
CUNO*	2,826	145
Curtiss-Wright	3,536	202
Delta Air Lines* (a)	20,170	81
DiamondCluster, Cl A*	3,900	63
Dollar Thrifty Automotive*	4,365	143
DRS Technologies*	3,954	168
Ducommun*	1,215	24
Duratek*	1,700	34
Dycom Industries* (a)	8,053	185
EDO	2,611	78
Educate*	2,990	41
EGL* (a)	6,029	137
Electro Rent*	3,005	40
ElkCorp	3,292	127
EMCOR Group*	2,528	118
Encore Wire*	2,644	27
Energy Conversion Devices* (a)	3,359	76
EnerSys*	2,110	28
Engineered Support Systems (a)	3,714	199
Ennis Business Forms	4,271	72
EnPro Industries*	3,456	95
ESCO Technologies*	2,161	174
Esterline Technologies*	4,138	143
Exponent*	1,000	24
ExpressJet Holdings* (a)	6,456	74
Federal Signal	8,026	122
First Advantage*	520	11
Flanders*	2,180	25
Florida East Coast Industries, Cl A	3,359	143
Flowserve*	9,150	237
FLYi* (a)	7,570	10
Forward Air*	3,626	154
Franklin Electric	2,702	102
Frontier Airlines*	5,929	62
FTI Consulting*	7,105	147
FuelCell Energy* (a)	7,050	70
G&K Services, Cl A	2,911	117
Gardner Denver*	3,298	130
GenCorp*	7,938	159
General Binding*	1,001	21
General Cable*	6,919	84
Genesee & Wyoming, Cl A*	2,966	77
Genlyte Group*	2,031	183
Geo Group*	1,382	40
GEVITY HR	3,952	76
Global Power Equipment Group*	5,645	54
Gorman-Rupp	1,543	33
Granite Construction	5,555	146
Greenbrier Companies*	947	33
Greg Manning Auctions* (a)	840	8
Griffon*	4,069	87
Healthcare Services Group	2,630	64
Heartland Express (a)	7,577	145
HEICO	3,252	65
Heidrick & Struggles International*	2,790	103
Herley Industries*	1,910	33
Hexcel*	4,754	74
Hub Group*	1,200	75
Hudson Highland Group*	3,330	57
Huron Consulting Group*	1,180	24
IDEX	7,348	296
II-VI*	3,738	65
Imagistics International*	2,781	97
Innovative Solutions and Support*	1,160	37
Insituform Technologies, Cl A*	4,458	65

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Insurance Auto Auctions*	1,445	$40
Integrated Electrical Services* (a)	5,484	15
Interline Brands*	2,090	40
Intermagnetics General*	4,666	114
Intersections*	1,180	17
Jackson Hewitt Tax Service (a)	6,340	133
Jacuzzi Brands*	12,579	123
JLG Industries (a)	7,920	171
John H. Harland	4,625	159
Joy Global (a)	12,861	451
Kadant*	2,383	44
Kaman	3,402	42
Kansas City Southern Industries* (a)	10,440	201
Kaydon (a)	4,753	149
Kelly Services, Cl A	2,936	85
Kennametal	6,050	287
Kforce*	4,260	47
Kirby*	3,620	152
Knight Transportation*	6,112	151
Knoll*	640	11
Korn/Ferry International*	5,216	99
KVH Industries*	2,404	22
Labor Ready* (a)	6,902	129
Laidlaw International*	17,240	359
Landstar*	9,900	324
Lawson Products	830	39
Layne Christensen*	1,640	28
Learning Tree International*	1,465	21
LECG*	2,180	43
Lennox International (a)	7,396	162
Lincoln Electric Holdings	5,614	169
Lindsay Manufacturing	1,895	36
LSI Industries	3,292	37
MagneTek*	3,950	21
Manitowoc (a)	4,924	199
Marten Transport*	1,530	33
MasTec*	3,917	32
McGrath Rentcorp	3,218	75
Medis Technologies* (a)	2,167	31
Mercury Computer Systems* (a)	3,541	98
Mesa Air Group*	5,292	37
Microvision* (a)	3,110	18
Middleby*	740	37
Milacron*	6,280	19
Mobile Mini*	2,400	97
Moog, Cl A*	4,345	196
MTC Technologies*	1,204	39
Mueller Industries	5,721	161
NACCO Industries, Cl A	785	80
Navigant Consulting*	7,618	208
NCI Building Systems*	3,255	126
NCO Group*	4,507	88
Nordson	4,431	163
Northwest Airlines* (a)	12,604	84
NuCo2*	1,600	42
Old Dominion Freight Lines*	2,750	86
Orbital Sciences*	8,694	84
Overnite	4,670	149
Pacer International*	4,590	110
PAM Transportation Services*	1,066	18
Penn Engineering & Manufacturing	1,793	32
Perini*	1,126	16
Pico Holdings*	1,336	35
Pinnacle Airlines*	3,240	34
Plug Power*	8,085	53

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Portfolio Recovery Associates*	2,023	$69
Powell Industries*	1,137	21
Power-One*	10,770	52
Pre-Paid Legal Services* (a)	1,634	55
PRG-Schultz International*	6,840	34
Princeton Review*	2,755	15
Quality Distribution*	1,390	15
Quanta Services*	12,021	92
Quixote	1,257	27
RailAmerica*	6,137	77
Raven Industries	2,588	53
Regal-Beloit (a)	4,123	119
Reliance Steel & Aluminum	4,706	188
Republic Airways Holdings*	830	10
Resources Connection* (a)	7,792	163
Robbins & Myers	1,811	40
Rollins	4,885	91
Schawk	1,511	28
School Specialty*	3,817	149
SCS Transportation*	2,481	46
Sequa, Cl A*	1,036	54
Shaw Group*	10,552	230
SI International*	1,100	30
Simpson Manufacturing	6,188	191
SITEL*	9,720	19
SkyWest	9,079	169
Sotheby's Holdings, Cl A* (a)	7,622	129
SOURCECORP*	2,692	54
Spherion*	10,076	75
Standard Register	1,973	25
Standex International	1,969	54
Stewart & Stevenson Services	4,795	110
Strayer Education	2,457	278
Swift Transportation* (a)	7,490	165
Sypris Solutions	1,128	12
Tecumseh Products, Cl A	2,678	106
Teledyne Technologies*	5,420	170
Teletech Holdings* (a)	6,279	81
Tennant	1,103	43
Terex* (a)	8,311	360
Tetra Tech*	9,332	118
Thomas & Betts*	9,752	315
Thomas Industries	2,423	96
Toro	3,794	336
TRC*	198	3
Tredegar	4,619	78
Trex* (a)	1,718	76
Trinity Industries (a)	6,125	173
Triumph Group*	2,642	103
U.S. Xpress Enterprises*	974	16
UAP Holding*	4,630	75
Ultralife Batteries*	2,340	40
United Industrial	1,774	53
United Rentals*	7,276	147
United Stationers*	5,646	255
Universal Forest Products	2,636	102
Universal Technical Institute*	2,360	87
URS*	5,238	151
USF	4,628	223
USG* (a)	5,346	177
Valence Technology* (a)	10,013	31
Valmont Industries	2,288	51
Vertrue* (a)	982	35
Vicor*	3,192	33
Volt Information Sciences*	1,322	32
Wabash National* (a)	5,115	125

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Wabtec	6,586	$135
Walter Industries	3,930	167
Washington Group International*	4,143	187
Waste Connections*	7,741	269
Water Pik Technologies*	1,660	33
Watsco	3,719	157
Watson Wyatt & Company Holdings*	5,378	146
Watts Water Technologies, Cl A	3,965	129
Werner Enterprises	8,000	155
Woodward Governor	1,619	116
York International (a)	6,864	269
		26,143
Information Technology – 16.3%
24/7 Real Media*	4,790	16
Accelrys*	4,468	27
Actel*	4,294	66
ActivCard*	7,045	45
Actuate*	8,630	21
Adaptec* (a)	18,390	88
ADE*	1,580	35
Advanced Digital Information*	10,711	88
Advanced Energy Industries*	3,766	36
Advent Software*	3,938	72
Aeroflex*	11,128	104
Agile Software*	8,707	63
Agilysys	4,309	85
Airspan Networks*	5,140	26
Alliance Semiconductor*	3,151	8
Altiris* (a)	3,504	84
AMIS Holdings*	5,210	59
Anaren*	3,268	40
Anixter International*	4,203	152
Ansoft*	1,223	33
AnswerThink*	7,510	31
ANSYS*	5,178	177
Anteon International*	4,480	175
Applied Films* (a)	2,458	57
aQuantive*	7,927	88
Ariba*	10,482	81
Arris Group*	14,514	100
Ascential Software*	9,844	182
AsiaInfo Holdings*	5,892	30
Aspect Communication*	6,784	71
Aspen Technology*	6,891	39
Asyst Technologies*	7,837	38
Atari*	1,539	5
Atheros Communications*	1,550	16
ATMI*	5,210	130
Audiovox*	2,868	37
August Technology*	2,960	35
Authentidate Holding*	4,830	19
Autobytel*	6,932	35
Avanex* (a)	13,297	17
Axcelis Technologies*	16,761	122
BEI Technologies	1,851	44
Bel Fuse	1,900	58
Belden CDT (a)	7,899	175
Benchmark Electronics* (a)	6,259	199
BISYS Group*	19,990	313
Black Box	2,695	101
Blackbaud	1,340	17
Blackboard*	1,090	19
Blue Coat Systems*	1,720	40
Borland Software*	13,619	111
Brightpoint*	3,040	57

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Brocade Communications Systems* (a)	43,080	$255
Brooks Automation* (a)	7,405	113
Cabot Microelectronics* (a)	4,182	131
CACI International, Cl A*	4,839	267
California Micro Devices*	3,520	18
Captaris*	5,360	22
Carreker*	3,380	19
Carrier Access*	3,340	20
Catapult Communications*	1,185	25
CCC Information Services Group*	1,310	30
C-COR.net*	7,728	47
Checkpoint Systems*	6,331	107
Cherokee International*	1,180	8
Chordiant Software*	11,980	20
CIBER*	8,511	62
Cirrus Logic*	14,082	64
CMGI*	74,201	155
CNET Networks*	21,172	200
Cognex	6,669	166
Coherent*	5,038	170
Cohu	3,578	57
CommScope* (a)	8,936	134
Comtech Telecommunications*	2,377	124
Concord Communications*	3,048	31
Concur Technologies*	4,368	35
Corillian*	5,410	19
Covansys*	3,720	55
Cray*	14,298	36
Credence Systems*	15,061	119
CSG Systems International*	8,614	140
CTS	6,024	78
CyberGuard*	2,856	24
CyberOptics*	1,240	15
CyberSource*	4,560	23
Cymer* (a)	6,197	166
Daktronics*	2,406	52
DDi*	4,350	12
Digi International*	3,580	49
Digimarc*	2,578	16
Digital Insight*	5,854	96
Digital River*	5,589	174
Digital Theater Systems*	2,800	51
Digitas* (a)	11,949	121
Diodes*	1,191	32
Dionex*	3,054	166
Ditech Communications*	4,680	58
Dot Hill Systems*	7,241	43
DoubleClick* (a)	16,910	131
DSP Group*	4,870	125
DuPont Photomasks*	2,447	65
E.piphany*	12,683	45
Eagle Broadband*	33,710	11
EarthLink*	21,842	197
Echelon*	4,674	32
eCollege.com*	2,654	34
eFunds*	7,943	177
Electro Scientific Industries*	4,700	91
Electronics for Imaging* (a)	8,947	160
Embarcadero Technologies*	3,542	23
Emulex*	13,650	257
Entegris* (a)	6,279	62
Enterasys Networks*	35,059	49
Entrust*	10,609	40
Epicor Software*	6,928	91
EPIQ Systems*	2,281	30
Equinix* (a)	2,060	87

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
ESS Technology*	5,592	$29
Euronet Worldwide*	3,749	107
Exar*	6,827	91
Excel Technologies*	1,995	49
Extreme Networks*	18,209	107
F5 Networks*	6,096	308
FactSet Research Systems (a)	5,100	168
FalconStor Software*	4,403	26
FARO Technologies*	1,760	41
FEI*	3,976	92
FileNet*	6,859	156
FindWhat.com*	4,271	44
Finisar* (a)	27,604	35
FormFactor*	4,630	105
Forrester Research*	2,275	32
FSI International*	4,980	21
Gartner, Cl A*	10,592	101
Gateway*	36,980	149
Genesis Microchip*	5,352	77
Global Imaging Systems*	3,852	137
Greenfield Online*	1,110	22
Harmonic*	11,990	115
Helix Technology	4,403	68
Homestore*	18,853	42
HouseValues*	950	12
Hutchinson Technology*	4,399	153
Hypercom*	8,501	40
Hyperion Solutions* (a)	6,474	286
Identix*	14,874	75
iGATE*	3,474	13
Imation	5,640	196
Infocrossing* (a)	2,620	42
InFocus*	6,609	38
Informatica*	14,458	120
InfoSpace*	5,300	217
infoUSA*	5,310	56
INTAC International*	1,310	17
Integrated Device Technology*	17,500	211
Integrated Silicon Solution*	5,956	40
Interchange* (a)	570	6
InterDigital Communications*	9,370	144
Intergraph*	5,525	159
InterNAP Network Services*	48,930	29
Internet Capital Group*	6,350	45
Internet Security Systems*	6,399	117
Inter-Tel	3,430	84
Intervideo*	1,430	16
InterVoice*	5,997	67
Interwoven*	6,748	53
Intevac*	2,790	26
Intrado*	2,879	35
Iomega*	8,692	37
iPass*	7,370	45
iPayment*	1,755	74
Itron*	3,513	104
iVillage*	5,250	32
Ixia*	4,415	79
IXYS*	3,134	36
J2 Global Communications*	3,140	108
JAMDAT Mobile*	1,030	18
JDA Software*	4,295	60
Jupitermedia*	2,820	44
Kanbay International*	1,210	25
Keane* (a)	8,428	110
Keithley Instruments	2,099	34
KEMET*	14,424	112

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Keynote Systems*	2,568	$30
Kintera*	1,110	6
Komag* (a)	4,589	103
Kopin*	11,697	36
Kronos*	5,152	263
Kulicke & Soffa*	8,485	53
Landauer	1,502	71
LaserCard* (a)	1,623	8
Lattice Semiconductor*	18,883	101
Lawson Software*	9,272	55
Leadis Technology*	1,000	6
LeCroy*	1,380	24
Lexar Media* (a)	11,884	59
Lionbridge Technologies*	7,777	44
Littelfuse*	3,686	106
LookSmart*	15,938	14
LTX*	10,164	45
Macrovision* (a)	8,190	186
Magma Design Automation*	4,113	49
Manhattan Associates*	5,084	104
ManTech International*	2,806	65
Manugistics Group*	9,161	15
MAPICS*	4,238	54
MapInfo*	3,370	41
Marchex* (a)	690	13
MatrixOne*	8,726	42
Mattson Technology*	6,661	53
Maximus*	3,117	104
Maxwell Technologies*	1,770	16
McDATA, Cl A*	19,810	75
Measurement Specialties*	1,780	41
Mentor Graphics* (a)	12,835	176
Merix*	3,010	34
Methode Electronics, Cl A	5,978	72
Metrologic Instruments*	1,748	39
Micrel* (a)	11,539	106
Micromuse*	13,200	60
Micros Systems*	5,350	196
Microsemi*	10,026	163
MicroStrategy*	2,018	110
Microtune*	8,580	37
Midway Games* (a)	7,699	79
Mindspeed Technologies*	16,605	37
MIPS Technologies, Cl A*	6,840	79
MKS Instruments*	5,409	86
Mobility Electronics*	4,120	29
Monolithic Power Systems*	930	8
Monolithic System Technology*	3,897	23
Motive*	890	9
MPS Group*	17,450	183
MRO Software*	3,265	46
MRV Communications* (a)	17,620	57
MTS Systems	3,338	97
Multi-Fineline Electronix*	1,000	18
Mykrolis*	6,881	98
Neoforma*	1,542	12
Ness Technologies*	2,270	27
Net2Phone*	5,955	10
NETGEAR*	3,610	54
NetIQ*	9,518	109
NetRatings*	2,069	32
NetScout Systems*	3,957	18
Network Equipment Technologies*	4,000	23
Newport*	7,119	103
NIC*	5,199	25
NMS Communications*	7,760	33

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Novatel Wireless*	3,080	$33
OmniVision Technologies* (a)	9,382	142
ON Semiconductor* (a)	20,145	80
Open Solutions*	2,190	43
Openwave Systems*	11,416	139
Oplink Communications*	17,841	28
OPNET Technologies*	1,965	16
Opsware*	9,869	51
Optical Communication Products*	3,060	5
OSI Systems*	2,433	43
Overland Storage*	2,281	33
Packeteer*	5,480	84
Palm* (a)	7,049	179
Palmsource* (a)	2,442	22
Paradyne Networks*	6,570	14
Parametric Technology* (a)	44,512	249
Park Electrochemical	2,914	59
Paxar* (a)	5,769	123
PC Connection*	1,202	7
PC-tel*	3,354	25
PDF Solutions*	2,438	34
PEC Solutions*	1,916	24
Pegasus Solutions*	3,614	43
Pegasystems*	1,884	10
Pericom Semiconductor*	3,692	32
Perot Systems, Cl A*	12,692	171
Phase Forward*	930	6
Photon Dynamics*	2,778	53
Photronics* (a)	5,426	98
Pinnacle Systems*	11,488	64
Pixelworks*	6,756	55
Planar Systems*	2,441	22
PlanetOut*	1,010	9
PLATO Learning*	3,840	30
Plexus*	7,184	83
PLX Technology*	3,590	38
Portal Software*	5,378	13
PortalPlayer*	1,050	24
Power Integrations*	4,601	96
Powerwave Technologies* (a)	17,310	134
Presstek*	4,290	33
Progress Software*	4,163	109
QAD*	2,134	18
Quality Systems*	1,118	47
Quantum* (a)	30,074	88
Quest Software*	8,381	116
RadiSys* (a)	3,126	44
RAE Systems*	5,760	18
RealNetworks* (a)	18,770	108
Redback Networks*	5,206	31
REMEC*	10,269	54
Renaissance Learning	1,273	22
Retek*	9,311	104
RF Micro Devices*	31,117	162
RightNow Technologies*	1,050	13
Rofin-Sinar Technologies*	2,495	80
Rogers*	2,766	111
RSA Security* (a)	11,546	183
Rudolph Technologies* (a)	2,142	32
S1*	11,775	82
Safeguard Scientifics*	19,974	28
SAFENET* (a)	4,002	117
Salesforce.com* (a)	1,940	29
Sapient* (a)	13,146	97
SBS Technologies*	2,544	28
ScanSoft*	13,475	50

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
ScanSource*	2,090	$108
SeaChange International*	4,085	53
Secure Computing*	5,936	51
SeeBeyond Technologies*	8,274	26
Semitool*	2,713	28
SERENA Software* (a)	4,196	100
SigmaTel*	4,150	155
Silicon Graphics* (a)	44,014	52
Silicon Image*	12,480	126
Silicon Storage Technology*	13,684	51
Siliconix*	396	14
SimpleTech*	3,360	13
SIPEX*	3,305	8
SiRF Technology Holdings*	1,940	22
Skyworks Solutions*	25,238	160
Sohu.com*	3,687	65
Sonic Solutions*	3,120	47
SonicWALL*	8,989	45
Spatialight* (a)	3,920	20
SpectraLink	3,179	45
SPSS*	2,367	41
SRA International, Cl A*	2,198	132
SS&C Technologies	2,264	52
Standard Microsystems*	3,072	53
StarTek	1,815	31
Stellent*	3,421	29
StorageNetworks* (c)	15,089	-
Stratasys*	1,531	43
Stratex Networks*	15,978	29
Suntron*	410	1
Supertex*	1,482	27
Supportsoft*	6,057	32
Sycamore Networks*	29,133	104
Sykes Enterprises*	4,179	29
Symmetricom*	7,491	83
Synaptics*	3,782	88
SYNNEX*	1,090	19
Syntel	1,224	22
Take-Two Interactive Software* (a)	7,407	290
TALX	3,418	62
TASER International* (a)	8,120	97
Technitrol*	6,734	100
Tekelec* (a)	8,363	133
Terayon Communications*	11,149	34
Terremark Worldwide*	50,100	33
Tessera Technologies* (a)	4,310	186
ThermoGenesis*	7,450	37
THQ*	6,325	177
Tier Technologies*	2,767	20
Titan*	13,936	253
TNS*	740	13
TransAct Technologies*	1,430	14
Transaction Systems Architects, Cl A*	6,211	144
Transmeta*	27,077	25
Travelzoo*	290	14
Trident Microsystems* (a)	3,130	55
Trimble Navigation*	8,412	285
Tripath Technology*	5,710	5
TriQuint Semiconductor*	22,792	77
TTM Technologies*	6,798	71
Tumbleweed Communications*	7,960	22
Tyler Technologies*	6,122	47
Ulticom*	1,730	19
Ultimate Software Group*	2,740	44
Ultratech*	3,535	52
United Online* (a)	8,927	93
Universal Display*	3,471	24

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
UNOVA*	8,086	$167
ValueClick*	13,129	139
Varian Semiconductor Equipment Associates* (a)	6,121	233
Veeco Instruments*	4,317	65
Verint Systems*	1,946	68
Verity*	4,558	43
Verso Technologies* (a)	22,180	8
ViaSat*	3,474	65
Vignette*	48,189	63
Viisage Technology*	5,100	17
Vitesse Semiconductor*	36,045	97
Volterra Semiconductor*	750	10
WatchGuard Technologies*	5,589	18
WebEx Communications* (a)	5,004	108
webMethods*	7,716	42
Websense*	3,807	205
WebSideStory*	970	12
Westell Technologies, Cl A*	8,212	45
Wind River Systems*	11,968	180
Witness Systems*	3,670	64
WJ Communications*	5,280	13
Woodhead Industries	2,025	28
Wright Express*	6,730	115
X-Rite	3,494	53
Xybernaut* (a)	29,520	12
Zhone Technologies*	9,049	23
Zix* (a)	3,480	13
Zoran*	7,126	74
Zygo*	2,984	39
		29,473
Materials – 6.5%
A. Schulman	5,028	88
Airgas (a)	9,990	238
AK Steel Holdings*	18,325	203
Albemarle	5,314	193
Aleris International*	4,290	107
Allegheny Technologies	15,825	381
Alpha Natural Resources*	4,940	142
AMCOL International	3,430	64
American Vanguard	830	37
Anchor Glass Container* (a)	1,640	4
AptarGroup	6,110	318
Arch Chemicals	3,886	111
Brush Engineered Metals*	3,161	60
Buckeye Technologies*	5,849	63
Calgon Carbon	5,659	48
Cambrex	4,355	93
Caraustar Industries*	4,746	61
Carpenter Technology	3,975	236
Century Aluminum* (a)	3,172	96
Chesapeake	3,253	68
Cleveland-Cliffs* (a)	3,598	262
Coeur D'Alene Mines*	40,697	150
Commercial Metals	9,638	326
Compass Minerals International*	2,520	64
Crompton (a)	19,022	278
Crown Holdings*	27,428	426
Cytec Industries	6,460	350
Deltic Timber	1,649	64
Eagle Materials (a)	3,143	254
Ferro	6,990	132
FMC*	6,034	323
Foundation Coal Holdings*	3,760	88
Georgia Gulf	4,800	221
Gibraltar Industries	3,919	86

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Glatfelter	4,780	$71
GrafTech International* (a)	16,870	96
Graphic Packaging*	11,130	49
Great Lakes Chemical	8,465	272
Greif, Cl A	2,290	160
H.B. Fuller	4,752	138
Headwaters*	6,595	216
Hecla Mining*	19,885	109
Hercules*	18,544	269
Kronos Worldwide	530	23
Longview Fibre*	8,526	160
MacDermid (a)	4,504	146
Metal Management	2,970	76
Metals USA* (a)	3,370	66
Minerals Technologies	3,425	225
Mosaic* (a)	21,036	359
Myers Industries	4,288	61
NewMarket Group*	2,281	42
NL Industries*	1,319	30
NN	2,815	35
Octel	2,072	38
Olin (a)	11,535	257
OM Group*	4,730	144
Omnova Solutions*	6,705	36
Oregon Steel Mills*	5,750	132
PolyOne*	15,209	136
Pope & Talbot	2,632	46
Potlatch	4,917	231
Quaker Chemical	968	20
Quanex (a)	4,117	220
Rock-Tenn, Cl A	4,877	65
Royal Gold	2,766	51
RTI International Metals*	3,535	83
Ryerson Tull	3,922	50
Schnitzer Steel Industries, Cl A	3,270	110
Schweitzer-Mauduit International	2,504	84
Sensient Technologies	7,806	168
Silgan Holdings*	1,828	119
Spartech	4,190	83
Steel Dynamics (a)	6,244	215
Steel Technologies	1,670	40
Stepan	250	6
Stillwater Mining*	6,704	66
Symyx Technologies*	4,746	105
Terra Industries* (a)	8,080	63
Texas Industries	3,529	190
Titanium Metals*	1,050	38
U.S. Concrete*	3,530	22
USEC	13,831	225
Valhi	1,693	33
W.R. Grace & Company* (a)	11,069	94
Wausau-Mosinee Paper	7,623	108
Wellman	5,327	77
Westlake Chemical	1,980	64
Wheeling-Pittsburgh*	1,460	45
		11,702
Telecommunication Services – 1.1%
Alamosa Holdings* (a)	16,723	195
Alaska Communications Systems Holdings*	1,660	17
Arbinet-thexchange*	410	8
AT Road*	5,695	23
Boston Communications Group*	3,061	22
Broadwing* (a)	9,855	41
CallWave*	680	4
Centennial Communications, Cl A*	1,976	21

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Cincinnati Bell*	40,911	$174
Commonwealth Telephone Enterprises*	3,635	171
CT Communications	3,010	32
D&E Communications	1,977	18
Dobson Communications, Cl A* (a)	18,369	37
EMS Technologies*	1,789	24
FairPoint Communications	4,190	63
General Communication*	7,582	69
Golden Telecom (a)	2,365	61
InPhonic*	1,270	29
Iowa Telecommunications Services	3,220	63
ITC DeltaCom*	2,090	2
Neon Communications* (c)	34,093	-
Network Plus* (b)	1,155	-
North Pittsburgh	2,529	50
Premiere Global Services* (a)	10,501	119
Price Communications*	6,316	111
Primus Telecommunications Group*	12,354	19
SBA Communications*	7,787	71
Shenandoah Telecommunications	1,094	34
SureWest Communications	2,126	49
Syniverse Holdings*	1,650	23
Talk America Holdings*	4,451	29
Time Warner Telecom, Cl A*	8,283	33
Triton PCS Holdings, Cl A*	6,787	15
UbiquiTel*	11,740	79
USA Mobility*	4,072	132
Valor Communications Group	4,600	67
Wireless Facilities* (a)	7,903	49
		1,954
Utilities – 3.5%
American States Water	2,814	71
Aquila* (a)	39,322	151
Atmos Energy	11,343	306
Avista	8,075	141
Black Hills	5,408	179
California Water Service	2,842	95
Calpine* (a)	74,840	210
Cascade Natural Gas	1,876	37
Central Vermont Public Service	1,775	40
CH Energy Group	2,512	115
CLECO	7,935	169
CMS Energy* (a)	32,832	428
Connecticut Water Service	1,323	33
Duquesne Light Holdings (a)	12,270	220
El Paso Electric* (a)	7,946	151
Empire District Electric	4,279	100
Energen	6,063	404
EnergySouth	1,129	32
IDACORP (a)	6,827	194
Infrasource Services*	1,440	17
Laclede Group	3,461	101
MGE Energy	3,297	109
Middlesex Water	1,889	34
New Jersey Resources	4,598	200
NICOR	7,010	260
Northwestern Natural Gas	4,561	165
Ormat Technologies	1,210	19
Otter Tail	4,366	109
People's Energy	6,270	263
Piedmont Natural Gas (a)	12,630	291
PNM Resources	10,233	273
Sierra Pacific Resources* (a)	19,777	213
SJW	1,078	38
South Jersey Industries	2,296	130

Small Cap Index Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Southern Union* (a)	13,138	$330
Southern Union Company Fractional Share* (c)	-	-
Southwest Gas	6,375	154
Southwest Water	3,215	33
UIL Holdings	1,972	100
UniSource Energy Holding	5,703	177
WGL Holdings	8,120	251
		6,343
Total Common Stocks (Cost $149,047)		179,833
Short-Term Investments – 0.3%
U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill 2.925%, 09/01/05 (d)	$200	198
Total U.S. Treasury Obligation		198
Affiliated Money Market Fund – 0.2%
First American Prime Obligations Fund, Cl Z (e)	311,257	311
Total Affiliated Money Market Fund		311
Total Short-Term Investments (Cost $509)		509
Investments Purchased with Proceeds from Securities Lending – 18.9%
Commercial Paper – 4.4%
Bluegrass 2.904%, 11/18/05	$124	124
Cable Beach 2.642%, 4/11/05	310	310
Concord Minutemen Capital 2.810%, 4/13/05	298	298
2.750%, 4/07/06	931	931
Descartes Funding Trust 2.810%, 11/15/05	310	310
Duke Funding VI 2.794%, 4/05/05	158	158
2.823%, 4/11/05	435	434
2.833%, 4/15/05	186	186
Independence 2.880%, 10/17/05	368	368
Laguna ABS/Laguna Corp 2.736%, 4/04/05	310	310
2.728%, 5/02/05	310	309
Lakeside Funding 2.800%, 4/08/05	496	496
Leaf's LLC 2.860%, 4/20/05	341	341
Liquid Funding 2.840%, 5/25/05	310	310
Main Street Warehouse 2.837%, 4/22/05	620	619
Morgan Stanley 2.955%, 7/25/05	620	620
2.393%, 9/09/05	186	186
Orchard Park 2.846%, 10/06/05	137	137
2.827%, 1/06/06	624	624
Sigma Finance 2.945%, 5/17/05	43	43
2.945%, 5/17/05	62	62
2.945%, 5/17/05	19	19

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Thornburg Mortgage 2.716%, 4/01/05	$434	$434
2.756%, 4/07/05	310	310
Total Commercial Paper		7,939
Corporate Obligations – 5.1%
Allstate Life Global 2.800%, 10/14/05	155	155
2.860%, 10/14/05	620	620
Bayer Landbank NY 2.840%, 6/24/05	279	279
2.840%, 6/24/05	310	310
Blue Heron Funding 2.880%, 5/18/05	174	174
Castle Hill III 3.050%, 9/15/15	186	186
Cheyne High Grade 2.280%, 11/10/39	310	310
Depfa Bank PLC 2.990%, 6/15/05	310	310
Duke Funding VI 2.680%, 4/08/05	375	375
General Electric Capital Corporation 2.860%, 7/09/07	310	311
Jackson National Life 2.810%, 4/15/05	310	310
Jefferson Pilot 2.860%, 8/17/05	310	310
LaSalle Bank NA 2.900%, 8/01/05	155	155
Liquid Funding 2.850%, 6/28/05	279	279
Merrill Lynch 2.750%, 10/01/05	621	621
Metlife Global Funding 2.850%, 10/14/05	372	372
2.890%, 4/28/08	261	261
Morgan Stanley 2.890%, 12/26/08	310	310
Natexis Banq NY 2.955%, 7/12/05	341	341
2.130%, 7/12/05	93	93
Northlake CDO 3.030%, 9/06/05	186	186
Park Place Resecuritization 2.900%, 5/25/05	285	284
Premium Asset Trust 2.810%, 5/13/05	174	174
2.760%, 7/01/05	924	924
2.820%, 10/14/05	248	248
REMAC 1.867%, 9/29/05	319	320
RMAC 2.790%, 6/12/05	316	316
SMM Trust 2004 1.930%, 9/23/05	340	340
Westlb AG New York 2.780%, 3/10/15	310	310
Total Corporate Obligations		9,184
Money Market Funds – 0.1%
Merrill Lynch Premier Institutional Fund	250,443	250
Total Money Market Funds		250

Small Cap Index Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Other Short-Term Investments – 1.4%
ARLO III 3.010%, 9/28/05	$931	$931
Commonwealth Life 3.115%, 4/01/05 (f)	313	313
General Electric Capital Assurance 2.770%, 4/01/05	124	124
HBOS Treasury Services 2.710%, 11/01/05	341	341
ING USA Annuity & Life 2.180%, 6/30/05	806	806
Total Other Short-Term Investments		2,515
Repurchase Agreements – 7.9%
Bear Stearns 3.045%, dated 3/31/05, matures 4/1/05, repurchase price $620,346 (collateralized by various securities: Total market value $636,627)	620	620
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $186,425 (collateralized by commercial loans: Total market value $190,639)	186	186
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $1,240,688 (collateralized by various securities: Total market value $1,334,817)	1,241	1,241
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $1,550,859 (collateralized by collateralized U.S. government securities: Total market value $1,581,763)	1,551	1,551
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $124,069 (collateralized by collateralized mortgage obligations: Total market value $130,286)	124	124
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $124,069 (collateralized by collateralized mortgage obligations: Total market value $130,279)	124	124
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $124,069 (collateralized by collateralized mortgage obligations: Total market value $130,266)	124	124
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $62,034 (collateralized by collateralized mortgage obligations: Total market value $65,143)	62	62
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $62,034 (collateralized by collateralized mortgage obligations: Total market value $65,143)	62	62
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $1,550,865 (collateralized by mortgage loans: Total market value $1,582,383)	1,551	1,551

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $1,395,778 (collateralized by mortgage loans: Total market value $1,424,145)	$1,396	$1,396
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $310,296 (collateralized by mortgage loans: Total market value $316,480)	310	310
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,240,689 (collateralized by collateralized mortgage obligations: Total market value $1,364,313)	1,241	1,241
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $930,520 (collateralized by mortgage loans: Total market value $949,049)	931	931
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $105,459 (collateralized by corporate securities: Total market value $116,003)	106	106
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $930,516 (collateralized by corporate securities: Total market value $976,982)	931	931
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $775,431 (collateralized by corporate securities: Total market value $814,159)	775	775
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $620,344 (collateralized by corporate securities: Total market value $651,338)	620	620
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $465,259 (collateralized by corporate securities: Total market value $488,505)	465	465
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $124,069 (collateralized by corporate securities: Total market value $130,278)	124	124
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $1,798,998 (collateralized by U.S. government securities: Total market value $1,836,621)	1,799	1,799
Total Repurchase Agreements		14,343
Total Investments Purchased with Proceeds from Securities Lending (Cost $34,231)		34,231
Total Investments – 118.7% (Cost $183,787)		214,573

Small Cap Index Fund (concluded)

DESCRIPTION	VALUE (000)
Other Assets and Liabilities, Net – (18.7)%	$(33,791)
Total Net Assets – 100.0%	$180,782

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $32,767,086 at March 31, 2005. See note 2 in Notes to Financial Statements.

(b)  Securities considered illiquid investment under guidelines established by the Board of Directors when a trade or bid price is unavailable. As of March 31, 2005, the value of these investments was $1 or 0.00% of total net assets. See note 2 in Notes to Financial Statements.

(c)  Securities considered illiquid investments and are fair valued under guidelines established by the Board of Directors. As of March 31, 2005, the fair value of these investments was $0 or 0.00% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See Note 2 in Notes to Financial Statements.

(e)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc. which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(f)  Security has demand features which qualify it as a short-term security. The date shown is the next put date.

Cl – Class

REIT – Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Depreciation (000)
Russell 2000 Index Futures Contracts purchased	1	$309	June-05	$(2)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

(This page has been left blank intentionally.)

Statements of Assets and Liabilities March 31, 2005 (unaudited), in thousands, except for per share data

	Equity Index Fund	Mid Cap Index Fund	Small Cap Index Fund
ASSETS:
Investments in unaffiliated securities, at value*†	$2,598,852	$426,873	$199,919
Investments in affiliated securities, at value**	29,661	20,949	311
Repurchase agreements, at value***	283,176	58,676	14,343
Cash****	1,243	255	557
Receivable for dividends and interest	3,108	252	198
Receivable for investment securities sold	-	-	1,277
Receivable for capital shares sold	3,214	450	172
Receivable for variation margin	-	79	1
Prepaid expenses and other assets	49	34	31
Total assets	2,919,303	507,568	216,809
LIABILITIES:
Payable for investment securities purchased	-	-	654
Payable upon return of securities loaned	677,135	140,308	34,293
Payable for capital shares redeemed	5,787	717	970
Payable for variation margin	27	-	-
Payable for advisory, co-administration, and custodian fees	713	138	104
Payable for distribution and shareholder servicing fees	135	19	5
Accrued expenses and other liabilities	46	2	1
Total liabilities	683,843	141,184	36,027
Net assets	$2,235,460	$366,384	$180,782
COMPOSITION OF NET ASSETS:
Portfolio capital	$1,634,856	$304,712	$154,054
Undistributed net investment income	273	733	237
Accumulated net realized gain (loss) on investments	119,248	10,378	(4,293)
Unrealized appreciation of investments	481,559	51,004	30,786
Unrealized depreciation of futures contracts	(476)	(443)	(2)
Net assets	$2,235,460	$366,384	$180,782
* Investments in unaffiliated securities, at cost	$2,119,604	$375,869	$169,133
** Investments in affiliated securities, at cost	$27,350	$20,949	$311
*** Repurchase agreements, at cost	$283,176	$58,676	$14,343
**** Includes cash related to securities loaned	$1,228	$255	$62
† Including securities loaned, at value	$654,238	$136,415	$32,767
Class A:
Net assets	$239,335	$14,291	$9,462
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	10,834	1,124	703
Net asset value, and redemption price per share	$22.09	$12.72	$13.45
Maximum offering price per share (1)	$23.38	$13.46	$14.23
Class B:
Net assets	$66,961	$3,329	$1,526
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	3,068	266	116
Net asset value, offering price, and redemption price per share (2)	$21.82	$12.51	$13.14
Class C:
Net assets	$29,066	$2,931	$2,045
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	1,324	234	154
Net asset value, offering price, and redemption price per share (2)	$21.95	$12.55	$13.26
Class R:
Net assets	$775	$4	$2
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	35	-	-
Net asset value, offering price, and redemption price per share	$22.08	$12.70	$13.32
Class Y:
Net assets	$1,899,323	$345,829	$167,747
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	86,000	27,176	12,470
Net asset value, offering price, and redemption price per share	$22.09	$12.73	$13.45

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contigent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Operations For the six months ended March 31, 2005 (unaudited), in thousands

	Equity Index Fund	Mid Cap Index Fund	Small Cap Index Fund
INVESTMENT INCOME:
Interest from unaffiliated securities	$74	$15	$10
Dividends from affiliated securities	406	122	61
Dividends from unaffiliated securities	28,991	2,619	1,283
Securities lending	232	51	58
Other income	85	51	-
Total investment income	29,788	2,858	1,412
EXPENSES:
Investment advisory fees	3,034	452	374
Co-administration fees and expenses (including transfer agency fees)	3,214	487	284
Custodian fees	121	18	9
Directors' fees	28	4	2
Registration fees	21	22	22
Professional fees	78	12	8
Printing	26	3	2
Other	64	9	4
Distribution and shareholder servicing fees – Class A	305	17	12
Distribution and shareholder servicing fees – Class B	349	16	8
Distribution and shareholder servicing fees – Class C	153	14	10
Distribution and shareholder servicing fees – Class R	2	-	-
Total expenses	7,395	1,054	735
Less: Fee waivers	(2,097)	(104)	(69)
Total net expenses	5,298	950	666
Investment income – net	24,490	1,908	746
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS – NET:
Net realized gain on unaffiliated investments	28,942	10,772	1,527
Net realized gain on affiliated investments	527	-	-
Net realized gain on in-kind distribution	115,666	-	-
Net realized gain on futures contracts	665	1,300	550
Net change in unrealized appreciation or depreciation of unaffiliated investments	(15,780)	24,844	10,357
Net change in unrealized appreciation or depreciation of affiliated investments	(575)	-	-
Net change in unrealized appreciation or depreciation of futures contracts	(342)	(464)	(13)
Net gain on investments and futures contracts	129,103	36,452	12,421
Net increase in net assets resulting from operations	$153,593	$38,360	$13,167

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Changes in Net Assets in thousands

	Equity Index Fund		Mid Cap Index Fund		Small Cap Index Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04
	(unaudited)		(unaudited)		(unaudited)
OPERATIONS:
Investment income – net	$24,490	$30,485	$1,908	$2,246	$746	$785
Net realized gain on unaffiliated investments	28,942	4,194	10,772	9,956	1,527	6,383
Net realized gain on affiliated investments	527	-	-	-	-	-
Net realized gain on in-kind distributions	115,666	-	-	-	-	-
Net realized gain on futures contracts	665	7,968	1,300	1,639	550	1,070
Net change in unrealized appreciation or depreciation of unaffiliated investments	(15,780)	233,457	24,844	30,236	10,357	15,627
Net change in unrealized appreciation or depreciation of affiliated investments	(575)	2,166	-	-	-	-
Net change in unrealized appreciation or depreciation of futures contracts	(342)	1,118	(464)	152	(13)	228
Net increase in net assets resulting from operations	153,593	279,388	38,360	44,229	13,167	24,093
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(2,246)	(2,311)	(31)	(42)	(24)	(15)
Class B	(389)	(335)	-	(1)	-	-
Class C	(168)	(141)	-	(1)	-	-
Class R	(4)	(391)	-	(13)	-	(7)
Class Y	(21,461)	(27,416)	(1,184)	(2,153)	(642)	(717)
Net realized gain on investments:
Class A	-	-	(453)	(99)	(657)	(25)
Class B	-	-	(114)	(46)	(111)	(7)
Class C	-	-	(95)	(33)	(140)	(10)
Class R	-	-	-	(76)	-	(23)
Class Y	-	-	(11,738)	(4,643)	(12,476)	(855)
Tax return of capital:
Class A	-	(18)	-	-	-	-
Class B	-	(3)	-	-	-	-
Class C	-	(1)	-	-	-	-
Class R	-	(3)	-	-	-	-
Class Y	-	(210)	-	-	-	-
Total distributions	(24,268)	(30,829)	(13,615)	(7,107)	(14,050)	(1,659)
CAPITAL SHARE TRANSACTIONS (1):
Class A:
Proceeds from sales	23,464	101,208	2,737	9,000	1,637	6,263
Reinvestment of distributions	2,167	2,238	472	139	671	39
Payments for redemptions	(33,922)	(45,584)	(1,827)	(3,198)	(1,578)	(1,649)
Increase (decrease) in net assets from Class A transactions	(8,291)	57,862	1,382	5,941	730	4,653
Class B:
Proceeds from sales	1,500	4,621	181	628	133	446
Reinvestment of distributions	379	329	112	46	109	7
Payments for redemptions	(8,643)	(15,132)	(321)	(304)	(203)	(118)
Increase (decrease) in net assets from Class B transactions	(6,764)	(10,182)	(28)	370	39	335
Class C:
Proceeds from sales	1,284	4,397	346	1,356	430	917
Reinvestment of distributions	162	138	89	33	133	10
Payments for redemptions	(4,187)	(9,413)	(353)	(753)	(441)	(476)
Increase (decrease) in net assets from Class C transactions	(2,741)	(4,878)	82	636	122	451
Class R:
Proceeds from sales	476	11,681	2	1,049	1	1,722
Reinvestment of distributions	4	389	-	79	-	29
Payments for redemptions	(57)	(71,464)	-	(5,895)	-	(5,464)
Increase (decrease) in net assets from Class R transactions	423	(59,394)	2	(4,767)	1	(3,713)
Class Y:
Proceeds from sales	227,755	533,400	45,673	108,384	31,820	91,307
Reinvestment of distributions	14,131	19,144	7,802	3,958	8,069	1,001
Payments for redemptions	(432,197)	(556,690)	(44,449)	(73,284)	(27,710)	(75,927)
Increase (decrease) in net assets from Class Y transactions	(190,311)	(4,146)	9,026	39,058	12,179	16,381
Increase (decrease) in net assets from capital share transactions	(207,684)	(20,738)	10,464	41,238	13,071	18,107
Total increase (decrease) in net assets	(78,359)	227,821	35,209	78,360	12,188	40,541
Net assets at beginning of period	2,313,819	2,085,998	331,175	252,815	168,594	128,053
Net assets at end of period	$2,235,460	$2,313,819	$366,384	$331,175	$180,782	$168,594
Undistributed net investment income at end of period	$273	$51	$733	$40	$237	$157

  (1)  See note 5 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains or (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital (5)	Net Asset Value End of Period
Equity Index Fund
Class A
2005	(1)(2)	$20.91	$0.20	$1.18	$(0.20)	$-	$-	$22.09
2004	(1)	18.70	0.23	2.22	(0.24)	-	-	20.91
2003	(1)	15.31	0.21	3.38	(0.20)	-	-	18.70
2002	(1)	19.50	0.18	(4.19)	(0.18)	-	-	15.31
2001	(1)	27.75	0.18	(7.43)	(0.17)	(0.83)	-	19.50
2000		25.52	0.17	2.91	(0.17)	(0.68)	-	27.75
Class B
2005	(1)(2)	$20.66	$0.12	$1.16	$(0.12)	$-	$-	$21.82
2004	(1)	18.48	0.08	2.19	(0.09)	-	-	20.66
2003	(1)	15.13	0.08	3.35	(0.08)	-	-	18.48
2002	(1)	19.29	0.03	(4.15)	(0.04)	-	-	15.13
2001	(1)	27.49	-	(7.35)	(0.02)	(0.83)	-	19.29
2000		25.34	-	2.84	(0.01)	(0.68)	-	27.49
Class C
2005	(1)(2)	$20.78	$0.12	$1.17	$(0.12)	$-	$-	$21.95
2004	(1)	18.59	0.08	2.20	(0.09)	-	-	20.78
2003	(1)	15.23	0.08	3.36	(0.08)	-	-	18.59
2002	(1)	19.41	0.03	(4.17)	(0.04)	-	-	15.23
2001	(1)	27.66	-	(7.40)	(0.02)	(0.83)	-	19.41
2000		25.48	-	2.88	(0.02)	(0.68)	-	27.66
Class R (1)
2005	(2)	$20.91	$0.16	$1.19	$(0.18)	$-	$-	$22.08
2004	(3)	18.70	0.23	2.20	(0.22)	-	-	20.91
2003		15.30	0.21	3.39	(0.20)	-	-	18.70
2002		19.50	0.18	(4.20)	(0.18)	-	-	15.30
2001	(4)	18.80	-	0.70	-	-	-	19.50
Class Y
2005	(1)(2)	$20.91	$0.23	$1.18	$(0.23)	$-	$-	$22.09
2004	(1)	18.69	0.29	2.22	(0.29)	-	-	20.91
2003	(1)	15.30	0.25	3.38	(0.24)	-	-	18.69
2002	(1)	19.49	0.23	(4.19)	(0.23)	-	-	15.30
2001	(1)	27.74	0.23	(7.42)	(0.23)	(0.83)	-	19.49
2000		25.51	0.23	2.91	(0.23)	(0.68)	-	27.74

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (4)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  Includes a tax return of capital of less than $0.01 for the period ended September 30, 2004.

  (6)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

		Total Return (6)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Equity Index Fund
Class A
2005	(1)(2)	6.62%	$239,335	0.62%	1.84%	0.79%	1.67%	2%
2004	(1)	13.12	234,349	0.62	1.13	0.79	0.96	1
2003	(1)	23.58	158,324	0.62	1.22	0.80	1.04	1
2002	(1)	(20.75)	139,007	0.62	0.91	0.80	0.73	8
2001	(1)	(26.95)	188,410	0.60	0.74	1.14	0.20	6
2000		12.11	134,180	0.60	0.62	1.14	0.08	16
Class B
2005	(1)(2)	6.20%	$66,961	1.37%	1.09%	1.54%	0.92%	2%
2004	(1)	12.31	69,828	1.37	0.38	1.54	0.21	1
2003	(1)	22.72	71,624	1.37	0.47	1.55	0.29	1
2002	(1)	(21.40)	66,835	1.37	0.16	1.55	(0.02)	8
2001	(1)	(27.49)	95,586	1.35	(0.01)	1.89	(0.55)	6
2000		11.25	121,092	1.35	(0.13)	1.89	(0.67)	16
Class C
2005	(1)(2)	6.21%	$29,066	1.37%	1.09%	1.54%	0.92%	2%
2004	(1)	12.28	30,111	1.37	0.38	1.54	0.21	1
2003	(1)	22.65	31,330	1.37	0.47	1.55	0.29	1
2002	(1)	(21.38)	21,637	1.37	0.16	1.55	(0.02)	8
2001	(1)	(27.51)	29,560	1.35	(0.01)	1.89	(0.55)	6
2000		11.32	34,811	1.35	(0.13)	1.89	(0.67)	16
Class R (1)
2005	(2)	6.49%	$775	0.87%	1.49%	1.19%	1.17%	2%
2004	(3)	13.00	333	0.62	1.13	0.79	0.96	1
2003		23.66	52,925	0.62	1.22	0.80	1.04	1
2002		(20.79)	42,964	0.62	0.93	0.80	0.75	8
2001	(4)	3.72	38,220	0.72	0.89	1.20	0.41	6
Class Y
2005	(1)(2)	6.75%	$1,899,323	0.37%	2.08%	0.54%	1.91%	2%
2004	(1)	13.45	1,979,198	0.37	1.38	0.54	1.21	1
2003	(1)	23.89	1,771,795	0.37	1.46	0.55	1.28	1
2002	(1)	(20.56)	1,135,653	0.37	1.16	0.55	0.98	8
2001	(1)	(26.78)	1,567,607	0.35	0.99	0.89	0.45	6
2000		12.38	1,400,086	0.35	0.87	0.89	0.33	16

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains or (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (10)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Mid Cap Index Fund (1)
Class A
2005	(2)(3)	$11.84	$0.05	$1.28	$(0.03)	$(0.42)	$12.72	11.29%	$14,291	0.75%	0.85%	0.81%	0.79%	6%
2004	(2)	10.36	0.05	1.67	(0.05)	(0.19)	11.84	16.80	11,987	0.75	0.47	0.80	0.42	14
2003	(2)	8.51	0.04	2.08	(0.04)	(0.23)	10.36	25.45	5,332	0.75	0.45	0.84	0.36	23
2002	(2)	9.38	0.04	(0.49)	(0.04)	(0.38)	8.51	(5.45)	3,581	0.75	0.37	0.83	0.29	19
2001	(2)(4)	12.56	0.05	(2.11)	(0.05)	(1.07)	9.38	(17.60)	2,972	0.75	0.51	0.80	0.46	43
2000	(5)(6)	10.00	0.04	2.56	(0.04)	-	12.56	26.48	1,918	0.75	0.75	0.90	0.60	45
Class B
2005	(2)(3)	$11.67	$-	$1.26	$-	$(0.42)	$12.51	10.85%	$3,329	1.50%	0.08%	1.56%	0.02%	6%
2004	(2)	10.25	(0.03)	1.64	-	(0.19)	11.67	15.88	3,133	1.50	(0.27)	1.55	(0.32)	14
2003	(2)	8.44	(0.03)	2.07	-	(0.23)	10.25	24.63	2,419	1.50	(0.30)	1.59	(0.39)	23
2002	(2)	9.33	(0.03)	(0.48)	-	(0.38)	8.44	(6.07)	1,475	1.50	(0.37)	1.58	(0.45)	19
2001	(2)(4)	12.52	-	(2.12)	-	(1.07)	9.33	(18.15)	1,265	1.50	(0.24)	1.54	(0.28)	43
2000	(5)(6)	10.00	(0.01)	2.56	(0.03)	-	12.52	25.65	905	1.50	-	1.65	(0.15)	45
Class C (2)
2005	(3)	$11.70	$-	$1.27	$-	$(0.42)	$12.55	10.91%	$2,931	1.50%	0.09%	1.56%	0.03%	6%
2004		10.28	(0.03)	1.64	-	(0.19)	11.70	15.83	2,653	1.50	(0.27)	1.55	(0.32)	14
2003		8.47	(0.03)	2.07	-	(0.23)	10.28	24.55	1,756	1.50	(0.30)	1.59	(0.39)	23
2002		9.38	(0.02)	(0.51)	-	(0.38)	8.47	(6.22)	795	1.50	(0.37)	1.58	(0.45)	19
2001	(7)	9.07	-	0.31	-	-	9.38	3.42	-	-	-	-	-	43
Class R (2)
2005	(3)	$11.83	$0.05	$1.26	$(0.02)	$(0.42)	$12.70	11.13%	$4	1.00%	0.79%	1.21%	0.58%	6%
2004	(8)	10.36	0.06	1.65	(0.05)	(0.19)	11.83	16.62	1	0.75	0.49	0.80	0.44	14
2003		8.50	0.04	2.09	(0.04)	(0.23)	10.36	25.60	4,134	0.75	0.46	0.84	0.37	23
2002		9.38	0.04	(0.50)	(0.04)	(0.38)	8.50	(5.56)	3,393	0.75	0.37	0.83	0.29	19
2001	(9)	11.07	0.04	(1.67)	(0.06)	-	9.38	(14.77)	4,301	0.75	0.47	0.80	0.42	43
Class Y
2005	(2)(3)	$11.84	$0.06	$1.29	$(0.04)	$(0.42)	$12.73	11.51%	$345,829	0.50%	1.08%	0.56%	1.02%	6%
2004	(2)	10.37	0.08	1.66	(0.08)	(0.19)	11.84	16.97	313,401	0.50	0.73	0.55	0.68	14
2003	(2)	8.51	0.06	2.09	(0.06)	(0.23)	10.37	25.86	239,174	0.50	0.71	0.59	0.62	23
2002	(2)	9.38	0.06	(0.49)	(0.06)	(0.38)	8.51	(5.23)	198,545	0.50	0.63	0.58	0.55	19
2001	(2)(4)	12.55	0.08	(2.11)	(0.07)	(1.07)	9.38	(17.34)	176,857	0.50	0.75	0.53	0.72	43
2000	(5)(6)	10.00	0.08	2.55	(0.08)	-	12.55	26.62	125,881	0.50	1.00	0.65	0.85	45

  (1)  The financial highlights for the Mid Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Index Fund.
The assets of the Firstar Fund were acquired by the First American Mid Cap Index Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Mid Cap Index Fund were exchanged for Class A shares of the First American Mid Cap Index Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares (now designated Class R shares) of the First American Fund, and (iv) Firstar
Institutional Class shares were exchanged for Class Y shares of the First American Fund.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30.
All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  Commenced operations on November 4, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  For the fiscal period ended October 31.

  (7)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (9)  Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

  (10)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains or (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (11)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Small Cap Index Fund (1)
Class A
2005	(2)(3)	$13.38	$0.04	$1.05	$(0.03)	$(0.99)	$13.45	7.83%	$9,462	0.93%	0.58%	1.00%	0.51%	4%
2004	(3)	11.47	0.04	1.98	(0.03)	(0.08)	13.38	17.71	8,749	0.93	0.30	1.02	0.21	25
2003	(3)	8.55	0.04	2.92	(0.04)	-	11.47	34.77	3,480	0.93	0.42	1.05	0.30	41
2002	(3)	9.68	0.05	(1.13)	(0.05)	-	8.55	(11.28)	1,908	0.93	0.46	1.09	0.30	49
2001	(3)(4)	12.23	(0.01)	(1.49)	-	(1.05)	9.68	(12.76)	341	0.91	(0.07)	0.94	(0.10)	102
2000	(5)	10.18	(0.01)	2.20	-	(0.14)	12.23	21.81	177	0.99	(0.11)	1.09	(0.21)	32
1999	(6)(7)	10.00	-	0.19	(0.01)	-	10.18	1.86	134	1.00	(0.15)	1.14	(0.29)	35
Class B (3)
2005	(2)	$13.15	$(0.01)	$0.99	$-	$(0.99)	$13.14	7.10%	$1,526	1.68%	(0.18)%	1.75%	(0.25)%	4%
2004		11.33	(0.06)	1.96	-	(0.08)	13.15	16.83	1,494	1.68	(0.46)	1.77	(0.55)	25
2003		8.47	(0.03)	2.90	(0.01)	-	11.33	33.87	993	1.68	(0.33)	1.80	(0.45)	41
2002		9.63	(0.03)	(1.13)	-	-	8.47	(12.03)	424	1.68	(0.29)	1.84	(0.45)	49
2001	(8)	10.97	(0.01)	(1.33)	-	-	9.63	(12.11)	107	1.65	(0.84)	1.69	(0.88)	102
Class C (3)
2005	(2)	$13.26	$(0.01)	$1.00	$-	$(0.99)	$13.26	7.12%	$2,045	1.68%	(0.18)%	1.75%	(0.25)%	4%
2004		11.43	(0.06)	1.97	-	(0.08)	13.26	16.77	1,939	1.68	(0.46)	1.77	(0.55)	25
2003		8.54	(0.03)	2.93	(0.01)	-	11.43	33.94	1,268	1.68	(0.33)	1.80	(0.45)	41
2002		9.68	(0.03)	(1.11)	-	-	8.54	(11.72)	447	1.68	(0.26)	1.84	(0.42)	49
2001	(9)	9.49	-	0.19	-	-	9.68	2.11	-	-	-	-	-	102
Class R
2005	(2)(3)	$13.31	$0.02	$1.00	$(0.02)	$(0.99)	$13.32	7.31%	$2	1.18%	0.32%	1.40%	0.10%	4%
2004	(3)(10)	11.41	0.03	1.97	(0.02)	(0.08)	13.31	17.65	1	0.93	0.24	0.99	0.18	25
2003	(3)	8.52	0.05	2.88	(0.04)	-	11.41	34.54	3,210	0.93	0.52	1.05	0.40	41
2002	(3)	9.64	0.05	(1.12)	(0.05)	-	8.52	(11.26)	13,576	0.93	0.42	1.09	0.26	49
2001	(3)(4)	12.19	(0.01)	(1.49)	-	(1.05)	9.64	(12.82)	13,886	0.88	(0.05)	0.91	(0.08)	102
2000	(5)	10.17	(0.01)	2.18	(0.01)	(0.14)	12.19	21.54	18,057	0.99	(0.11)	1.09	(0.21)	32
1999	(6)(7)	10.00	-	0.17	-	-	10.17	1.74	14,955	0.92	(0.06)	1.12	(0.26)	35
Class Y
2005	(2)(3)	$13.43	$0.06	$1.00	$(0.05)	$(0.99)	$13.45	7.56%	$167,747	0.68%	0.83%	0.75%	0.76%	4%
2004	(3)	11.51	0.07	1.99	(0.06)	(0.08)	13.43	18.02	156,411	0.68	0.54	0.77	0.45	25
2003	(3)	8.57	0.07	2.94	(0.07)	-	11.51	35.23	119,102	0.68	0.68	0.80	0.56	41
2002	(3)	9.70	0.07	(1.13)	(0.07)	-	8.57	(11.09)	94,749	0.68	0.68	0.84	0.52	49
2001	(3)(4)	12.24	0.02	(1.50)	(0.01)	(1.05)	9.70	(12.56)	54,169	0.66	0.19	0.68	0.17	102
2000	(5)	10.19	0.02	2.19	(0.02)	(0.14)	12.24	21.93	60,771	0.69	0.19	1.09	(0.21)	32
1999	(6)(7)	10.00	0.01	0.19	(0.01)	-	10.19	2.01	45,331	0.68	0.18	1.13	(0.27)	35

  (1)  The financial highlights for the Small Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Index Fund.
The assets of the Firstar Fund were acquired by the First American Small Cap Index Fund on September 24, 2001. In connection with such acquisition,
(I) Class A shares of the Firstar Small Cap Index Fund were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares (now designated Class R shares)
of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

  (2)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Per share data calculated using average shares outstanding method.

  (4)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30.
All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund's fiscal year end was changed from November 30 to October 31.
All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  Commenced operations on December 30, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  For the fiscal period ended November 30.

  (8)  Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

  (9)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (10)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (11)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

1 >  Organization

The Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF") which is a member of the First American Family of Funds. As of March 31, 2005, FAIF offered 38 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the funds' board of directors to create additional funds in the future. The Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund are each diversified open-end management investment companies.

FAIF offers Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004, Class R shares were named Class S shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds' prospectuses provide descriptions of each fund's investment objective, principal investment strategies, and principal risks. All classes of shares have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Price movements in futures contracts and ADRs, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. As of March 31, 2005, the Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund had fair valued securities with a total market value of

FIRST AMERICAN FUNDS Semiannual Report 2005

$949, $0 and $0 or 0.0%, 0.0% and 0.0%, respectively, of total net assets for the fund. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the fair value and the underlying cost of the security on the transaction date. Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid monthly. Any net realized capital gains on sales of a fund's securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred from wash sales, the tax recognition of mark to market gains (losses) on open futures contracts, proceeds from securities litigation, and the sale of Real Estate Investment Trust securities. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the fund. The distributions paid during the six months ended March 31, 2005 (estimated) and the fiscal year-ended September 30, 2004, were characterized as follows (000):

2005

Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Equity Index Fund	$24,268	$-	$-	$24,268
Mid Cap Index Fund	1,215	12,400	-	13,615
Small Cap Index Fund	666	13,384	-	14,050

2004

Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Equity Index Fund	$30,594	$-	$235	$30,829
Mid Cap Index Fund	3,008	4,099	-	7,107
Small Cap Index Fund	1,059	600	-	1,659

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

As of September 30, 2004, the funds' most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Equity Index Fund	$-	$-	$(14,133)	$485,546	$471,413
Mid Cap Index Fund	1,319	10,085	-	25,503	36,907
Small Cap Index Fund	3,377	4,602	-	19,621	27,600

The difference between book and tax basis unrealized appreciation is primarily due to the tax deferral of losses on wash sales and the amount of gain (loss) recognized for tax purposes due to mark to market adjustments on open futures contracts, and return of capital distributions related to Real Estate Investment Trust investments.

As of September 30, 2004, the funds' most recently completed fiscal year-end, the following fund had a capital loss carryforward (000):

	Expiration Year
Fund	2010	2011	Total
Equity Index Fund	$3,232	$10,901	$14,133

FUTURES TRANSACTIONS – In order to gain exposure to or protect against changes in the market, the funds may enter into S&P and Russell Index futures contracts and other stock index futures contracts.

Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

The funds' investment in stock index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of fund assets devoted to replicating the composition of the S&P and Russell Indices while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds' board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds' board of directors. At March 31, 2005, Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund had investments in illiquid securities with a total market value of $949, $0, and $1, respectively, or 0.0%, 0.0%, and 0.0%, respectively of total net assets.

FIRST AMERICAN FUNDS Semiannual Report 2005

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Equity Index Fund
Security	Shares	Dates Acquired	Cost Basis (000)
Progress Energy CVO	7,906	6/99 to 11/02	-
Mid Cap Index Fund
Security	Shares	Date Acquired	Cost Basis (000)
Astoria Financial Fractional Shares	-	3/05	-
Small Cap Index Fund
Security	Shares	Dates Acquired	Cost Basis (000)
Cross Media Marketing	1,203	6/02 to 12/02	$10
FirstBank Fractional Shares	-	1/04	-
MicroAge	3,579	1/99 to 12/99	29
Neon Communications	34,093	9/01 to 6/02	3
Network Plus	1,155	9/01	2
Southern Union Company Fractional Shares	-	11/03	-
Storage Networks	15,089	6/02 to 6/03	1
USB Holding Company Fractional Shares	-	6/03	-

SECURITIES LENDING – In order to generate additional income, each fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. USBAM acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission ("SEC"). During the six months ended March 31, 2005, USBAM received fees equal to 35% of the funds' income from securities lending transactions. Fees paid to USBAM by the funds for the six months ended March 31, 2005 were as follows (000):

Fund	Total
Equity Index Fund	$164
Mid Cap Index Fund	36
Small Cap Index Fund	39

REPURCHASE AGREEMENTS – A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the funds enter into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each fund's custodian in book entry or physical form in the custodial account of the fund. Repurchase agreements are valued at cost plus accrued interest receivable.

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

Pursuant to an exemptive order issued by the SEC, the funds may transfer uninvested cash balances from proceeds from securities lending into joint repurchase agreements for the First American Funds complex managed by USBAM. Certain funds have an interest in joint repurchase agreements dated March 31, 2005 as follows (000s):

Broker	Rate	Principal	Collateral Value	Security Type	Coupon Rate		Maturity
Bear Stearns	3.045%	$100,000	$102,633	Commercial Loans	3.750	%-5.490%	2005-2015
Bear Stearns	2.960%	30,000	30,734	Commercial Loans	0.000%		2034
Citibank	2.925%	200,000	215,191	Collateralized Mortgage Obligations	0.000%		2029-2042
				Corporate Bonds	0.000	%-9.400%	2005-2033
CS First Boston	2.900%	250,000	255,002	Federal Home Loan Mortgage Corporation Bonds	0.000%		2017-2035
				Federal National Mortgage Association Bonds	0.000%		2018-2035
				Government National Mortgage Association Bonds	3.250	%-10.472%	2026-2034
CS First Boston	2.935%	20,000	21,004	Collateralized Mortgage Obligation	0.240%		2035
CS First Boston	2.935%	20,000	21,003	Collateralized Mortgage Obligations	0.000	%-0.430%	2024-2035
CS First Boston	2.935%	20,000	21,001	Collateralized Mortgage Obligations	0.000	%-0.490%	2034-2041
CS First Boston	2.935%	10,000	10,502	Collateralized Mortgage Obligation	0.240%		2035
CS First Boston	2.935%	10,000	10,502	Collateralized Mortgage Obligation	0.240%		2035
Goldman Sachs	3.025%	250,000	255,102	Mortgage Loans	0.000%		2005-2010
Goldman Sachs	3.025%	225,000	229,592	Mortgage Loans	0.000%		2007-2010
Goldman Sachs	2.885%	50,000	51,021	Mortgage Loans	0.000%		2008
Lehman Brothers	2.935%	200,000	219,946	Collateralized Mortgage Obligations	0.000	%-5.500%	2007-2044
Lehman Brothers	3.055%	150,000	150,000	Mortgage Loans	5.420	%-5.558%	2008-2015
Lehman Brothers	3.000%	17,000	18,701	Corporate Bonds	0.000	%-10.875%	2008-2015
Merrill Lynch	2.925%	150,000	157,503	Corporate Bonds	0.000	%-9.700%	2005-2030
Merrill Lynch	2.955%	125,000	131,254	Corporate Bonds	0.000	%-9.875%	2005-2049
Merrill Lynch	2.925%	100,000	105,005	Corporate Bonds	4.950	%-7.125%	2006-2023
Merrill Lynch	2.955%	75,000	78,754	Corporate Bonds	0.000	%-8.375%	2006-2035
Merrill Lynch	2.955%	20,000	21,003	Corporate Bonds	0.000	%-9.250%	2006-2050
Morgan Stanley	2.915%	290,000	296,089	Federal Home Loan Mortgage Corporation Bonds	0.000	%-5.000%	2034-2035

OTHER INCOME – Income from settlement proceeds related to specific portfolio securities is recorded as an adjustment to realized or unrealized gains or losses. Income from settlement proceeds related to securities that are no longer included in the portfolio is recorded in other income. For the six months ended March 31, 2005, the Equity Index Fund and the Mid Cap Index Fund recorded $84,783 and $50,556, respectively, in other income for settlement proceeds related to securities no longer included in the portfolios.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are generally allocated to the funds on the basis of relative net assets of all funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six months ended March 31, 2005.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the Plan), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

FIRST AMERICAN FUNDS Semiannual Report 2005

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund is 0.25%, 0.25% and 0.40%, respectively. USBAM has contractually agreed to waive fees and reimburse other fund expenses until January 31, 2006 so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

Share Class	A	B	C	R	Y
Fund
Equity Index Fund	0.62%	1.37%	1.37%	0.87%	0.37%
Mid Cap Index Fund	0.75	1.50	1.50	1.00	0.50
Small Cap Index Fund	0.93	1.68	1.68	1.18	0.68

The funds may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment adviser to both the investing funds and the related money market funds, USBAM will reimburse each investing fund an amount equal to that portion of USBAM's investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes, these reimbursements are recorded as investment income.

CO-ADMINISTRATION FEES – USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively, the "Administrators") serve as co-administrators pursuant to a co-administration agreement between the Administrators and the funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. FAIF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of aggregate average daily net assets of the funds that comprise FAIF. For the six months ended March 31, 2005, administration fees paid to USBAM and USBFS by the funds included in this semiannual report were as follows (000):

Fund	Amount
Equity Index Fund	$3,196
Mid Cap Index Fund	476
Small Cap Index Fund	246

CUSTODIAN FEES – U.S. Bank serves as the funds' custodian pursuant to a custodian agreement with FAIF. The fee for each fund is equal to an annual rate of 0.01% of average daily net assets. These fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, each of the funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of each fund's average daily net assets of the Class A shares, Class B shares, Class C shares and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities.

FAIF has also adopted and entered into a shareholder servicing plan and agreement with USBAM with respect to the Class R shares. Each fund pays USBAM a monthly

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

shareholder servicing fee equal to an annual rate of 0.15% of each fund's average daily net assets of the Class R shares. USBAM is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar and USBAM or paid to affiliates of USBAM for the six months ended March 31, 2005 (000):

Fund	Amount
Equity Index Fund	$344
Mid Cap Index Fund	23
Small Cap Index Fund	16

OTHER FEES – In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each fund is responsible for paying other operating expenses including fees and expenses of independent directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the six months ended March 31, 2005, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	CDSC as a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	-
Eighth	-

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six months ended March 31, 2005, total CDSCs retained by affiliates of USBAM for distributing the funds' shares were as follows (000):

Fund	Amount
Equity Index Fund	$166
Mid Cap Index Fund	20
Small Cap Index Fund	9

4 >  Investment In Common Stock Of Affiliate

As disclosed in the Schedule of Investments, Equity Index Fund owns common stock issued by U.S. Bancorp. For the six months ended March 31, 2005, Equity Index Fund recorded net realized gains from the sale of U.S. Bancorp common stock of $527,437 and $244,184 of dividend income from U.S. Bancorp common stock. At March 31, 2005, Equity Index Fund had an unrealized gain of $2,311,141 with respect to its investment in U.S. Bancorp common stock.

FIRST AMERICAN FUNDS Semiannual Report 2005

5 >  Capital Share Transactions

FAIF has 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows (000):

	Equity Index Fund		Mid Cap Index Fund		Small Cap Index Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04
	(unaudited)		(unaudited)		(unaudited)
Class A:
Shares issued	1,061	4,820	220	763	116	474
Shares issued in lieu of cash distributions	99	108	37	13	47	3
Shares redeemed	(1,531)	(2,189)	(146)	(277)	(114)	(126)
Total Class A transactions	(371)	2,739	111	499	49	351
Class B:
Shares issued	69	225	14	55	9	34
Shares issued in lieu of cash distributions	17	16	9	4	8	1
Shares redeemed	(397)	(737)	(26)	(26)	(15)	(9)
Total Class B transactions	(311)	(496)	(3)	33	2	26
Class C:
Shares issued	59	214	28	118	31	70
Shares issued in lieu of cash distributions	7	7	7	3	9	1
Shares redeemed	(191)	(457)	(28)	(65)	(32)	(36)
Total Class C transactions	(125)	(236)	7	56	8	35
Class R:
Shares issued	22	564	-	91	-	131
Shares issued in lieu of cash distributions	-	19	-	7	-	2
Shares redeemed	(3)	(3,398)	-	(497)	-	(414)
Total Class R transactions	19	(2,815)	-	(399)	-	(281)
Class Y:
Shares issued	10,303	25,834	3,635	9,346	2,254	6,867
Shares issued in lieu of cash distributions	644	928	620	357	574	80
Shares redeemed	(19,610)	(26,886)	(3,541)	(6,301)	(2,005)	(5,648)
Total Class Y transactions	(8,663)	(124)	714	3,402	823	1,299
Net increase (decrease) in capital shares	(9,451)	(932)	829	3,591	882	1,430

6 >  Investment Security Transactions

During the six months ended March 31, 2005, purchases of securities and proceeds from sales of securities other than temporary investments in short-term securities, were as follows (000):

Fund	Purchases	Sales
Equity Index Fund	$51,793	$260,035
Mid Cap Index Fund	21,794	36,837
Small Cap Index Fund	9,106	7,618

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes at March 31, 2005, were as follows (000):

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Equity Index Fund	$767,601	$(298,410)	$469,191	$2,442,498
Mid Cap Index Fund	90,574	(40,227)	50,347	456,151
Small Cap Index Fund	47,326	(17,344)	29,982	184,591

7 >  Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >  Other

In March 2005, US Bancorp Pension Plan redeemed $186,709,450 from the First American Equity Index Fund as a redemption-in-kind transaction. In this transaction the fund distributed a proportional amount of shares to the US Bancorp Pension Plan. The redemption was accounted to ensure that the remaining shareholders in the fund will not recognize any additional capital gains from the transaction.

FIRST AMERICAN FUNDS Semiannual Report 2005

NOTICE TO SHAREHOLDERS March 31, 2005 (unaudited)

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND; and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

FIRST AMERICAN FUNDS Semiannual Report 2005

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Board of Directors First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.

Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Investment Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Investment Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Investment Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.

Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

CO-ADMINISTRATORS

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

180 East Fifth Street

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0114-05     5/2005     SAR-INDEX

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services Response

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

This schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)            The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)           There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1)  Not applicable.

(a)(2)  Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)  Not applicable.

(b)  Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 10, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: June 10, 2005